UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 95.38%

COMMON STOCKS 0.69%

Auto Parts & Equipment 0.16%

Cooper-Standard Holdings, Inc.*	3	$120,394
Cooper-Standard Holdings, Inc.*(a)	19	683,446

Total		803,840

Chemicals 0.12%

LyondellBasell Industries NV Class B (Netherlands)*(b)	27	643,425

Forestry/Paper 0.12%

Smurfit-Stone Container Corp.*	35	642,950

Life Insurance 0.08%

MetLife, Inc.	11	406,955

Media: Cable 0.21%

Charter Communications, Inc. Class A*(c)	34	1,113,872

Total Common Stocks (cost $2,600,398)		3,611,042

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.75%

Aerospace/Defense 0.12%

GenCorp, Inc.	2.25%	11/15/2024	$675	654,750

Airlines 0.22%

United Continental Holdings, Inc.	4.50%	6/30/2021	1,175	1,179,700

Automakers 0.28%

Ford Motor Co.	4.25%	11/15/2016	1,000	1,497,500

Beverages 0.33%

Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	1,000	910,000
Molson Coors Brewing Co.	2.50%	7/30/2013	750	846,562

Total				1,756,562

Computer Hardware 0.59%

Intel Corp.	2.95%	12/15/2035	1,250	1,242,187
SanDisk Corp.	1.00%	5/15/2013	1,750	1,614,375
SanDisk Corp.	1.50%	8/15/2017	250	232,813

Total				3,089,375

Department Stores 0.08%

Saks, Inc.†	7.50%	12/1/2013	230	407,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Goods 0.57%

General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	$1,000	$1,008,750
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	300	612,750
Textron, Inc.	4.50%	5/1/2013	800	1,368,000

Total				2,989,500

Electronics 0.30%

Itron, Inc.	2.50%	8/1/2026	1,400	1,569,750

Food: Wholesale 0.28%

Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,471,750

Health Services 0.32%

Human Genome Sciences, Inc.	2.25%	10/15/2011	850	1,703,187

Integrated Energy 0.19%

Evergreen Solar, Inc.	4.00%	7/15/2013	550	209,688
SunPower Corp.	4.75%	4/15/2014	825	760,031

Total				969,719

Machinery 0.38%

Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	1,987,500

Media: Broadcast 0.16%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	824,563

Media: Diversified 0.15%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	810,000

Media: Services 0.15%

Interpublic Group of Cos., Inc.	4.25%	3/15/2023	250	271,875
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	498,125

Total				770,000

Medical Products 0.37%

Fisher Scientific International, Inc.	3.25%	3/1/2024	425	535,500
Medtronic, Inc.	1.625%	4/15/2013	550	552,062
NuVasive, Inc.	2.25%	3/15/2013	800	857,000

Total				1,944,562

Metals/Mining (Excluding Steel) 0.60%

Newmont Mining Corp.	1.25%	7/15/2014	800	1,169,000
Newmont Mining Corp.	3.00%	2/15/2012	500	714,375
Patriot Coal Corp.	3.25%	5/31/2013	350	315,875
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	500	947,500

Total				3,146,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Field Equipment & Services 0.07%

Exterran Energy Corp.	4.75%	1/15/2014	$400	$386,000

Packaging 0.18%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	975	960,375

Pharmaceuticals 1.47%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	906,250
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,000	1,461,250
Gilead Sciences, Inc.	0.625%	5/1/2013	1,600	1,766,000
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	250	286,562
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	2,000	2,345,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,000	998,750
Total				7,763,812

Real Estate Investment Trusts 0.14%

ProLogis	3.25%	3/15/2015	725	714,125

Software/Services 1.52%

Alliance Data Systems Corp.	1.75%	8/1/2013	750	779,063
Concur Technologies, Inc.†	2.50%	4/15/2015	1,120	1,285,200
EMC Corp.	1.75%	12/1/2011	1,250	1,646,875
Informatica Corp.	3.00%	3/15/2026	700	1,353,625
Nuance Communications, Inc.	2.75%	8/15/2027	1,285	1,402,256
salesforce.com, Inc.†	0.75%	1/15/2015	200	287,250
Symantec Corp.	0.75%	6/15/2011	1,200	1,230,000
Total				7,984,269

Support: Services 0.25%

CRA International, Inc.	2.875%	6/15/2034	400	400,500
FTI Consulting, Inc.	3.75%	7/15/2012	750	934,688
Total				1,335,188

Telecommunications Equipment 0.61%

Ciena Corp.	0.25%	5/1/2013	1,500	1,346,250
JDS Uniphase Corp.	1.00%	5/15/2026	2,000	1,875,000
Total				3,221,250

Telecommunications: Wireless 0.42%

SBA Communications Corp.	4.00%	10/1/2014	1,500	2,206,875
Total Convertible Bonds (cost $46,580,114)				51,345,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate		Shares (000)		Value
CONVERTIBLE PREFERRED STOCKS 3.41%

Agency/Government Related 0.00%

Fannie Mae	8.75%		20		$8,200

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc. PIK(a)	7.00%		—	(d)	106,400

Banking 1.40%

Bank of America Corp.	7.25%		2		1,965,000
Citigroup, Inc.	7.50%		16		1,836,905
Fifth Third Bancorp*	8.50%		12		1,543,800
Wells Fargo & Co.	7.50%		2		2,012,000

Total					7,357,705

Electric: Integrated 0.08%

PPL Corp.	9.50%		7		422,244

Energy: Exploration & Production 0.62%

Apache Corp.	6.00%		56		3,271,200

Gas Distribution 0.37%

El Paso Corp.	4.99%		1		1,152,000
Williams Cos., Inc. (The)	5.50%		9		815,494

Total					1,967,494

Investments & Miscellaneous Financial Services 0.20%

AMG Capital Trust I	5.10%		25		1,062,500

Multi-Line Insurance 0.20%

Hartford Financial Services Group, Inc. (The)	7.25%		45		1,067,400

Pharmaceuticals 0.27%

Mylan, Inc.	6.50%		1		1,397,187

Railroads 0.25%

Kansas City Southern	5.125%		1		1,297,750

Total Convertible Preferred Stocks (cost $17,107,550)					17,958,080

		Maturity Date	Principal Amount (000)
FOREIGN BOND 0.11%

Netherlands

Ziggo Bond Co. BV†(e) (cost $523,352)	8.00%	5/15/2018	EUR 400		575,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BOND 1.01%

Federal National Mortgage Assoc. (cost $5,110,268)	3.25%	4/9/2013	$5,000	$5,325,750

HIGH YIELD CORPORATE BONDS 80.04%

Aerospace/Defense 1.19%

Alliant Techsystems, Inc.	6.875%	9/15/2020	225	229,781
Esterline Technologies Corp.	6.625%	3/1/2017	650	669,500
Esterline Technologies Corp.†	7.00%	8/1/2020	550	572,000
L-3 Communications Corp.	6.375%	10/15/2015	2,100	2,176,125
Mantech International Corp.	7.25%	4/15/2018	800	834,000
Moog, Inc.	6.25%	1/15/2015	550	552,750
Spirit Aerosystems, Inc.	7.50%	10/1/2017	595	617,313
Triumph Group, Inc.	8.00%	11/15/2017	575	592,250

Total				6,243,719

Airlines 0.45%

Delta Air Lines, Inc.†	9.50%	9/15/2014	180	196,200
UAL 2007-1 Pass Through Trust	6.636%	7/2/2022	500	498,337
United Air Lines, Inc.†	9.875%	8/1/2013	1,000	1,090,000
United Air Lines, Inc.†	12.00%	11/1/2013	525	582,750

Total				2,367,287

Apparel/Textiles 0.43%

Levi Strauss & Co.	7.625%	5/15/2020	475	495,188
Levi Strauss & Co.	8.875%	4/1/2016	850	903,125
Quiksilver, Inc.	6.875%	4/15/2015	900	857,250

Total				2,255,563

Auto Loans 0.24%

Ford Motor Credit Co. LLC	7.25%	10/25/2011	1,000	1,049,999
Hyundai Capital America†	3.75%	4/6/2016	225	224,534

Total				1,274,533

Auto Parts & Equipment 1.40%

BorgWarner, Inc.	4.625%	9/15/2020	325	330,700
Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	1,000	1,042,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	700	796,250
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	225	237,375
Stanadyne Corp.	10.00%	8/15/2014	375	356,250
Stoneridge, Inc.†	9.50%	10/15/2017	475	489,250
Tenneco, Inc.†	7.75%	8/15/2018	175	180,250
Tenneco, Inc.	8.625%	11/15/2014	1,125	1,158,750
TRW Automotive, Inc.†	7.25%	3/15/2017	1,575	1,681,313
TRW Automotive, Inc.†	8.875%	12/1/2017	1,000	1,100,000

Total				7,372,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Automakers 0.64%

Ford Motor Co.	7.45%	7/16/2031		$1,375	$1,440,312
Navistar International Corp.	8.25%	11/1/2021		1,380	1,480,050
Oshkosh Corp.	8.50%	3/1/2020		425	462,188

Total					3,382,550

Banking 2.94%

Ally Financial, Inc.†	7.50%	9/15/2020		850	909,500
Ally Financial, Inc.†	8.30%	2/12/2015		1,700	1,857,250
American Express Credit Corp.	2.75%	9/15/2015		500	503,715
Bank of America Corp.	5.75%	12/1/2017		750	803,045
Capital One Capital VI	8.875%	5/15/2040		1,500	1,586,250
Discover Bank	8.70%	11/18/2019		500	590,939
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,249,625
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,715,536
JPMorgan Chase & Co.	7.90%	—	(f)	450	483,872
Morgan Stanley	6.00%	4/28/2015		1,500	1,650,807
Regions Financial Corp.	7.75%	11/10/2014		375	406,565
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.40%	10/21/2019		375	408,768
SVB Financial Group	5.375%	9/15/2020		600	610,627
Wachovia Capital Trust III	5.80%	—	(f)	750	665,625
Washington Mutual Bank(g)	6.875%	6/15/2011		1,250	8,750
Zions Bancorporation	7.75%	9/23/2014		1,900	2,014,948

Total					15,465,822

Beverages 0.57%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		1,000	1,080,000
Constellation Brands, Inc.	7.25%	5/15/2017		1,775	1,901,469

Total					2,981,469

Brokerage 0.47%

Cantor Fitzgerald LP†	7.875%	10/15/2019		400	420,611
Lazard Group LLC	7.125%	5/15/2015		850	928,208
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,140,067

Total					2,488,886

Building & Construction 0.60%

Beazer Homes USA, Inc.	6.50%	11/15/2013		500	485,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		500	503,125
KB Home	9.10%	9/15/2017		1,000	1,032,500
Lennar Corp.	12.25%	6/1/2017		950	1,125,750

Total					3,146,375

Building Materials 0.80%

Building Materials Corp. of America†	7.50%	3/15/2020		550	555,500
Cemex Finance LLC†	9.50%	12/14/2016		250	252,800
Interline Brands, Inc.	8.125%	6/15/2014		1,025	1,063,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Materials (continued)

Masco Corp.	7.125%	3/15/2020	$1,250	$1,282,712
Owens Corning, Inc.	9.00%	6/15/2019	875	1,036,655

Total				4,191,105

Chemicals 2.85%

Airgas, Inc.†	7.125%	10/1/2018	1,250	1,381,250
Ashland, Inc.	9.125%	6/1/2017	825	948,750
Celanese US Holdings LLC†	6.625%	10/15/2018	225	230,625
CF Industries, Inc.	7.125%	5/1/2020	400	438,500
Chemtura Corp.†	7.875%	9/1/2018	1,000	1,047,500
Huntsman International LLC	8.625%	3/15/2020	2,000	2,080,000
INEOS Finance plc (United Kingdom)†(b)	9.00%	5/15/2015	250	262,188
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	1,225	1,042,781
INVISTA†	9.25%	5/1/2012	349	354,235
Lyondell Chemical Co.†	8.00%	11/1/2017	1,500	1,642,500
Mosaic Co. (The)†	7.375%	12/1/2014	500	521,119
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,225,100
Nalco Co.	8.25%	5/15/2017	675	749,250
Nalco Co.	8.875%	11/15/2013	875	899,062
Phibro Animal Health Corp.†	9.25%	7/1/2018	575	598,000
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	500	532,545
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	1,008	1,035,720

Total				14,989,125

Computer Hardware 0.60%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	1,250	1,306,250
Brocade Communications Systems, Inc.	6.875%	1/15/2020	750	791,250
Seagate HDD Cayman†	6.875%	5/1/2020	1,100	1,080,750

Total				3,178,250

Consumer/Commercial/Lease Financing 2.01%

American General Finance Corp.	6.90%	12/15/2017	1,725	1,449,000
CIT Group, Inc.	7.00%	5/1/2016	5,000	4,950,000
International Lease Finance Corp.†	7.125%	9/1/2018	400	433,000
International Lease Finance Corp.†	8.625%	9/15/2015	700	750,750
International Lease Finance Corp.†	8.75%	3/15/2017	1,950	2,096,250
Provident Funding Associates†	10.25%	4/15/2017	900	931,500

Total				10,610,500

Consumer Products 0.31%

Elizabeth Arden, Inc.	7.75%	1/15/2014	1,625	1,643,281

Department Stores 0.89%

J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	315,000
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	281,875
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	1,700	1,819,000
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	945	940,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Department Stores (continued)

Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	$850	$977,500
Sears Holdings Corp.	6.625%	10/15/2018	350	350,000

Total				4,683,650

Diversified Capital Goods 2.55%

Actuant Corp.	6.875%	6/15/2017	2,100	2,152,500
Amsted Industries, Inc.†	8.125%	3/15/2018	875	915,469
Belden, Inc.	7.00%	3/15/2017	1,750	1,763,125
Belden, Inc.†	9.25%	6/15/2019	800	868,000
Mueller Water Products, Inc.	7.375%	6/1/2017	1,275	1,131,562
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,025	1,004,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,750	1,787,187
Sensus USA, Inc.	8.625%	12/15/2013	405	411,075
SPX Corp.†	6.875%	9/1/2017	1,300	1,384,500
Timken Co.	6.00%	9/15/2014	875	973,795
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,032,041

Total				13,423,754

Electric: Generation 1.08%

Dynegy Holdings, Inc.	7.75%	6/1/2019	575	396,750
Dynegy Holdings, Inc.	8.375%	5/1/2016	1,500	1,177,500
Edison Mission Energy	7.75%	6/15/2016	675	531,562
Mirant Americas Generation LLC	9.125%	5/1/2031	1,275	1,214,437
RRI Energy, Inc.	6.75%	12/15/2014	387	397,643
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	3,000	1,980,000

Total				5,697,892

Electric: Integrated 2.00%

AES Corp. (The)	8.00%	10/15/2017	1,600	1,736,000
Ameren Illinois Co.	8.875%	12/15/2013	1,000	1,211,223
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,225,991
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,262,553
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,018,942
PECO Energy Co.	5.35%	3/1/2018	500	581,387
PSEG Power LLC	5.32%	9/15/2016	2,242	2,512,600

Total				10,548,696

Electronics 1.15%

Advanced Micro Devices, Inc.†	7.75%	8/1/2020	1,350	1,400,625
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	500	522,500
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	525	561,750
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	1,300	1,309,750
KLA-Tencor Corp.	6.90%	5/1/2018	875	1,005,213
NXP BV LLC (Netherlands)(b)	9.50%	10/15/2015	500	513,750
NXP BV LLC (Netherlands)†(b)	9.75%	8/1/2018	700	749,000

Total				6,062,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production 4.35%

Brigham Exploration Co.†	8.75%	10/1/2018	$725	$750,375
Chesapeake Energy Corp.	6.625%	8/15/2020	1,100	1,155,000
Chesapeake Energy Corp.	7.25%	12/15/2018	750	811,875
Cimarex Energy Co.	7.125%	5/1/2017	1,925	2,030,875
Concho Resources, Inc.	8.625%	10/1/2017	995	1,059,675
Continental Resources, Inc.†	7.375%	10/1/2020	650	689,000
Continental Resources, Inc.	8.25%	10/1/2019	1,925	2,117,500
Forest Oil Corp.	7.25%	6/15/2019	1,825	1,875,187
Forest Oil Corp.	8.50%	2/15/2014	525	576,188
KCS Energy Services, Inc.	7.125%	4/1/2012	500	502,500
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,749,333
Linn Energy LLC/Linn Energy Finance Corp.†	7.75%	2/1/2021	1,100	1,115,125
Newfield Exploration Co.	7.125%	5/15/2018	1,200	1,287,000
Pan American Energy LLC (Argentina)†	7.875%	5/7/2021	775	811,812
QEP Resources, Inc.	6.80%	3/1/2020	400	417,314
QEP Resources, Inc.	6.875%	3/1/2021	675	734,063
Quicksilver Resources, Inc.	7.125%	4/1/2016	475	471,438
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,500	1,590,000
Range Resources Corp.	7.25%	5/1/2018	575	606,625
Range Resources Corp.	8.00%	5/15/2019	1,475	1,618,812
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	650	715,740
Whiting Petroleum Corp.	6.50%	10/1/2018	250	256,875
Total				22,942,312

Environmental 0.18%

Clean Harbors, Inc.	7.625%	8/15/2016	900	940,500

Food & Drug Retailers 1.00%

Ingles Markets, Inc.	8.875%	5/15/2017	1,525	1,650,813
Rite Aid Corp.	9.375%	12/15/2015	250	216,875
Rite Aid Corp.	10.25%	10/15/2019	1,100	1,150,875
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	1,225	1,232,656
SUPERVALU, INC.	7.50%	11/15/2014	800	808,000
Woolworths Ltd. (Australia)†(b)	2.55%	9/22/2015	225	228,025
Total				5,287,244

Food: Wholesale 1.96%

Bumble Bee Foods LLC	7.75%	12/15/2015	1,800	1,935,000
Bunge NA Finance LP	5.90%	4/1/2017	325	352,530
Corn Products International, Inc.	4.625%	11/1/2020	525	538,131
Del Monte Corp.	7.50%	10/15/2019	325	352,219
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,494,500
General Mills, Inc.	5.20%	3/17/2015	950	1,088,182
H.J. Heinz Co.	5.35%	7/15/2013	525	580,251
Mead Johnson Nutrition Co.	4.90%	11/1/2019	1,400	1,542,611
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	8.25%	9/1/2017	500	507,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food: Wholesale (continued)

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	9.25%	4/1/2015	$450	$470,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	300	320,625
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	1,150	1,158,217
Total				10,340,016

Forestry/Paper 0.94%

Boise Paper Holdings LLC/Boise Finance Co.	9.00%	11/1/2017	750	808,125
Cascades, Inc. (Canada)(b)	7.75%	12/15/2017	350	366,625
Cascades, Inc. (Canada)(b)	7.875%	1/15/2020	250	261,875
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	600	708,000
Georgia-Pacific LLC†	8.25%	5/1/2016	1,600	1,786,000
NewPage Corp.	11.375%	12/31/2014	625	568,750
Smurfit-Stone Container Corp.(h)	—	—	—	62,700
Weyerhaeuser Co.	7.375%	10/1/2019	375	410,829
Total				4,972,904

Gaming 3.16%

Ameristar Casinos, Inc.	9.25%	6/1/2014	850	911,625
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,282,906
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	575	552,719
Harrah’s Operating Co., Inc.†	12.75%	4/15/2018	1,100	1,031,250
International Game Technology	7.50%	6/15/2019	325	386,873
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,500	1,365,000
Marina District Finance Co., Inc.†	9.875%	8/15/2018	1,400	1,358,000
MCE Finance Ltd.†	10.25%	5/15/2018	650	726,375
MGM Resorts International	6.75%	4/1/2013	1,250	1,167,187
MGM Resorts International†	9.00%	3/15/2020	300	317,250
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	511,250
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,000	900,000
Peninsula Gaming LLC	8.375%	8/15/2015	250	261,250
River Rock Entertainment Authority (The)	9.75%	11/1/2011	975	884,813
Scientific Games International, Inc.	9.25%	6/15/2019	850	907,375
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	990,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,300	1,150,500
Turning Stone Casino Resort†	9.125%	9/15/2014	200	203,750
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	1,600	1,724,000
Total				16,632,123

Gas Distribution 3.76%

Colorado Interstate Gas Co.	6.80%	11/15/2015	829	981,055
El Paso Corp.	7.00%	6/15/2017	1,475	1,573,627
El Paso Corp.	7.25%	6/1/2018	250	270,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)

El Paso Corp.	8.25%	2/15/2016	$675	$754,312
El Paso Natural Gas Co.	5.95%	4/15/2017	750	829,481
Ferrellgas LP/Ferrellgas Finance Corp.	6.75%	5/1/2014	1,100	1,124,750
Ferrellgas Partners LP	8.625%	6/15/2020	650	700,375
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	377,144
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	1,750	1,846,250
MarkWest Energy Partners LP	6.875%	11/1/2014	875	891,406
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	1,193,500
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,622,172
NiSource Finance Corp.	6.15%	3/1/2013	400	439,716
Northwest Pipeline GP	6.05%	6/15/2018	175	205,612
Northwest Pipeline GP	7.00%	6/15/2016	1,500	1,813,414
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	535,941
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	728,395
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	375	400,312
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,147,859
Williams Cos., Inc. (The)	7.875%	9/1/2021	741	901,450
Williams Partners LP	5.25%	3/15/2020	550	599,014
Williams Partners LP	7.25%	2/1/2017	750	894,526
Total				19,831,016

Health Facilities 5.19%

Bausch & Lomb, Inc.	9.875%	11/1/2015	2,000	2,137,500
Biomet, Inc.	10.00%	10/15/2017	1,000	1,108,750
Capella Healthcare, Inc.†	9.25%	7/1/2017	1,250	1,340,625
Community Health Systems, Inc.	8.875%	7/15/2015	3,000	3,195,000
DaVita, Inc.	7.25%	3/15/2015	1,200	1,251,750
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	725	764,875
HCA, Inc.	7.875%	2/15/2020	500	549,375
HCA, Inc.	9.125%	11/15/2014	4,500	4,753,125
HCA, Inc.	9.875%	2/15/2017	500	555,000
HealthSouth Corp.	8.125%	2/15/2020	1,350	1,410,750
National Mentor Holdings, Inc.	11.25%	7/1/2014	225	230,063
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	200	198,625
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	425	447,844
Select Medical Corp.	7.625%	2/1/2015	1,400	1,373,750
Sun Healthcare Group, Inc.	9.125%	4/15/2015	2,000	2,130,000
Tenet Healthcare Corp.	8.875%	7/1/2019	1,150	1,275,062
UHS Escrow Corp.†	7.00%	10/1/2018	200	207,500
United Surgical Partners International, Inc.	8.875%	5/1/2017	1,500	1,541,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	2,040,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	792	825,855
Total				27,336,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services 0.10%

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland)†(b)	7.75%	9/15/2018	$500	$516,250

Hotels 0.74%

FelCor Lodging LP	10.00%	10/1/2014	375	409,219
Host Hotels & Resorts LP	6.375%	3/15/2015	1,500	1,543,125
Hyatt Hotels Corp.†	5.75%	8/15/2015	500	539,770
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,188,000
Wyndham Worldwide Corp.	5.75%	2/1/2018	200	200,930
Total				3,881,044

Household & Leisure Products 0.41%

ACCO Brands Corp.	10.625%	3/15/2015	275	308,687
Mattel, Inc.	4.35%	10/1/2020	175	177,191
Whirlpool Corp.	8.60%	5/1/2014	1,425	1,698,056
Total				2,183,934

Insurance Brokerage 0.40%

HUB International Holdings, Inc.†	9.00%	12/15/2014	475	471,438
USI Holdings Corp.†	4.251%#	11/15/2014	1,125	963,281
Willis North America, Inc.	7.00%	9/29/2019	600	660,656
Total				2,095,375

Integrated Energy 0.59%

Alta Wind Holdings LLC†	7.00%	6/30/2035	650	689,957
Marathon Oil Corp.	6.50%	2/15/2014	1,113	1,279,047
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	1,000	1,116,194
Total				3,085,198

Investments & Miscellaneous Financial Services 0.72%

FMR LLC†	5.35%	11/15/2021	800	849,095
KKR Group Finance Co.†	6.375%	9/29/2020	700	716,221
Nuveen Investments, Inc.	10.50%	11/15/2015	2,250	2,247,188
Total				3,812,504

Leisure 0.90%

MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	1,150	1,127,000
Speedway Motorsports, Inc.	8.75%	6/1/2016	2,000	2,170,000
Universal City Development Partners Ltd.	8.875%	11/15/2015	1,000	1,036,250
Universal City Development Partners Ltd.	10.875%	11/15/2016	400	435,000
Total				4,768,250

Life Insurance 0.26%

MetLife, Inc.	4.75%	2/8/2021	250	265,770
MetLife, Inc.	5.00%	6/15/2015	975	1,083,196
Total				1,348,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Machinery 1.62%

Altra Holdings, Inc.	8.125%		12/1/2016	$1,075	$1,123,375
Baldor Electric Co.	8.625%		2/15/2017	4,000	4,300,000
Gardner Denver, Inc.	8.00%		5/1/2013	1,250	1,281,250
Manitowoc Co., Inc. (The)	9.50%		2/15/2018	1,150	1,207,500
Roper Industries, Inc.	6.25%		9/1/2019	550	637,679
Total					8,549,804

Managed Care 0.34%

Centene Corp.	7.25%		4/1/2014	1,350	1,400,625
UnitedHealth Group, Inc.	4.87	5%	4/1/2013	379	408,920
Total					1,809,545

Media: Broadcast 1.21%

Allbritton Communications Co.	8.00%		5/15/2018	775	780,812
Belo Corp.	8.00%		11/15/2016	500	536,875
Discovery Communications LLC	5.625%		8/15/2019	550	620,698
FoxCo Acquisition Sub LLC†	13.375%		7/15/2016	300	310,500
Gray Television, Inc.	10.50%		6/29/2015	500	501,875
Grupo Televisa SA (Mexico)(b)	6.00%		5/15/2018	200	223,725
LIN Television Corp.	6.50%		5/15/2013	500	502,500
LIN Television Corp.†	8.375%		4/15/2018	500	530,625
Salem Communications Corp.	9.625%		12/15/2016	612	653,310
Sinclair Television Group, Inc.†	9.25%		11/1/2017	650	700,375
Univision Communications, Inc. PIK†	9.75%		3/15/2015	1,053	1,008,427
Total					6,369,722

Media: Cable 2.23%

CCH II LLC/CCH II Capital Corp.	13.50%		11/30/2016	367	437,277
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%		4/30/2020	1,325	1,411,125
CSC Holdings LLC	8.625%		2/15/2019	1,475	1,666,750
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%		6/15/2015	1,550	1,612,000
DISH DBS Corp.	7.125%		2/1/2016	1,575	1,663,594
Mediacom Broadband LLC	8.50%		10/15/2015	1,125	1,155,937
Mediacom Communications Corp.	9.125%		8/15/2019	1,975	2,054,000
Virgin Media Finance plc (United Kingdom)(b)	8.375%		10/15/2019	750	826,875
Virgin Media Finance plc (United Kingdom)(b)	9.50%		8/15/2016	800	908,000
Total					11,735,558

Media: Diversified 0.10%

Entravision Communications Corp.†	8.7	5%	8/1/2017	500	512,500

Media: Services 1.82%

Affinion Group, Inc.	10.125%		10/15/2013	300	309,000
Affinion Group, Inc.	11.50%		10/15/2015	865	917,981
Interpublic Group of Cos., Inc. (The)	6.25%		11/15/2014	1,610	1,718,675
Interpublic Group of Cos., Inc. (The)	10.00%		7/15/2017	875	1,025,937
Lamar Media Corp.	7.875%		4/15/2018	750	791,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Media: Services (continued)

Nielsen Finance LLC/Nielsen Finance Co.†	7.75%	10/15/2018		$350	$347,435
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon	8/1/2016		2,125	2,138,281
WMG Acquisition Corp.	9.50%	6/15/2016		2,200	2,365,000
Total					9,613,559

Medical Products 0.67%

Agilent Technologies, Inc.	5.50%	9/14/2015		725	815,987
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014		1,250	1,281,250
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		1,000	1,090,000
Life Technologies Corp.	6.00%	3/1/2020		300	340,466
Total					3,527,703

Metals/Mining (Excluding Steel) 2.72%

Aleris International, Inc.(g)	10.00%	12/15/2016		850	2,508
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014		300	369,638
Arch Coal, Inc.	7.25%	10/1/2020		200	212,250
Arch Coal, Inc.	8.75%	8/1/2016		850	941,375
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019		150	190,987
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		1,000	1,099,855
CONSOL Energy, Inc.†	8.25%	4/1/2020		1,250	1,371,875
Foundation PA Coal Co.	7.25%	8/1/2014		750	771,562
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		1,525	1,704,438
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		1,000	992,970
Murray Energy Corp.†	10.25%	10/15/2015		1,000	1,042,500
Noranda Aluminum Acquisition Corp. PIK	5.373%#	5/15/2015		717	590,624
Patriot Coal Corp.	8.25%	4/30/2018		1,050	1,055,250
Peabody Energy Corp.	5.875%	4/15/2016		825	841,500
Peabody Energy Corp.	7.375%	11/1/2016		200	219,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		800	833,000
Teck Resources Ltd. (Canada)(b)	9.75%	5/15/2014		195	240,608
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019		1,460	1,841,318
Total					14,321,258

Monoline Insurance 0.20%

Fidelity National Financial, Inc.	6.60%	5/15/2017		1,000	1,033,271

Multi-Line Insurance 0.12%

AXA SA (France)†(b)	6.379%	—	(f)	550	482,625
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		145	136,300
Total					618,925

Oil Field Equipment & Services 0.94%

Cameron International Corp.	6.375%	7/15/2018		475	541,465
Complete Production Services, Inc.	8.00%	12/15/2016		1,025	1,060,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Field Equipment & Services (continued)

Dresser-Rand Group, Inc.	7.375%	11/1/2014	$854	$866,810
Key Energy Services, Inc.	8.375%	12/1/2014	875	927,500
Offshore Group Investments Ltd.†	11.50%	8/1/2015	175	184,625
Pride International, Inc.	6.875%	8/15/2020	275	300,781
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,092,297
Total				4,974,353

Oil Refining & Marketing 0.25%

Tesoro Corp.	9.75%	6/1/2019	1,200	1,326,000

Packaging 2.52%

Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017	500	510,500
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	600	610,875
Ball Corp.	6.625%	3/15/2018	750	791,250
Ball Corp.	7.375%	9/1/2019	1,500	1,638,750
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	1,837,275
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	10/1/2018	825	842,531
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	1/1/2017	600	612,000
Graphic Packaging International Corp.	9.50%	8/15/2013	1,032	1,059,090
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	1,575	1,610,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	725	712,313
Sealed Air Corp.	7.875%	6/15/2017	1,000	1,084,796
Solo Cup Co.	8.50%	2/15/2014	800	692,000
Solo Cup Co.	10.50%	11/1/2013	500	520,000
Vitro SA de CV (Mexico)(b)(g)	9.125%	2/1/2017	1,500	746,250
Total				13,268,067

Pharmaceuticals 0.41%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	575	589,375
Mylan, Inc.†	7.625%	7/15/2017	300	320,625
Mylan, Inc.†	7.875%	7/15/2020	550	591,938
Novartis Securities Investment Ltd.	5.125%	2/10/2019	550	632,560
Total				2,134,498

Printing & Publishing 0.29%

Deluxe Corp.	7.375%	6/1/2015	600	621,000
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	900	918,000
Total				1,539,000

Property & Casualty 0.32%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	1,425	1,695,750

Real Estate Investment Trusts 0.82%

Developers Diversified Realty Corp.	7.875%	9/1/2020	790	819,971
DuPont Fabros Technology LP	8.50%	12/15/2017	675	727,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Investment Trusts (continued)

Health Care REIT, Inc.	6.125%	4/15/2020	$1,000	$1,072,511
ProLogis	5.625%	11/15/2016	500	481,984
ProLogis	6.875%	3/15/2020	1,250	1,230,992
Total				4,332,771

Restaurants 0.50%

McDonald’s Corp.	5.00%	2/1/2019	1,350	1,564,184
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	1,000	1,068,750
Total				2,632,934

Software/Services 1.99%

Ceridian Corp.	11.25%	11/15/2015	1,000	927,500
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	300	321,750
Fidelity National Information Services, Inc.†	7.875%	7/15/2020	250	270,625
First Data Corp.	9.875%	9/24/2015	2,200	1,809,500
Open Solutions, Inc.†	9.75%	2/1/2015	600	426,000
SERENA Software, Inc.	10.375%	3/15/2016	500	515,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,750	1,795,937
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,500	2,643,750
Syniverse Technologies, Inc.	7.75%	8/15/2013	1,000	1,026,250
Vangent, Inc.	9.625%	2/15/2015	800	737,000
Total				10,473,312

Specialty Retail 1.57%

Brookstone Co., Inc.	12.00%	10/15/2012	675	583,875
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,085,000
Limited Brands, Inc.	7.60%	7/15/2037	400	394,000
Limited Brands, Inc.	8.50%	6/15/2019	650	758,875
Michaels Stores, Inc.	10.00%	11/1/2014	600	635,250
QVC, Inc.†	7.125%	4/15/2017	1,000	1,040,000
QVC, Inc.†	7.375%	10/15/2020	1,200	1,248,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	1,150	1,305,250
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	1,150	1,221,875
Total				8,272,125

Steel Producers/Products 1.01%

AK Steel Corp.	7.625%	5/15/2020	300	305,250
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	1,075	963,469
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	580,314
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	968,352
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	650	656,500
Steel Dynamics, Inc.†	7.625%	3/15/2020	750	781,875
United States Steel Corp.	7.375%	4/1/2020	1,000	1,047,500
Total				5,303,260

Support: Services 2.49%

ARAMARK Corp.	3.966%#	2/1/2015	675	618,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services (continued)

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.625%	3/15/2018	$775	$823,437
Brambles USA, Inc.†	5.35%	4/1/2020	900	966,099
CHC Helicopter SA (Canada)†(b)	9.25%	10/15/2020	700	710,500
Corrections Corp. of America	7.75%	6/1/2017	1,900	2,052,000
Diversey, Inc.	8.25%	11/15/2019	750	806,250
Expedia, Inc.	8.50%	7/1/2016	725	792,063
FTI Consulting, Inc.†	6.75%	10/1/2020	500	506,250
FTI Consulting, Inc.	7.75%	10/1/2016	750	783,750
Geo Group, Inc. (The)	7.75%	10/15/2017	725	764,875
Hertz Corp. (The)†	7.50%	10/15/2018	1,500	1,507,500
PHH Corp.†	9.25%	3/1/2016	350	365,750
Travelport LLC	9.875%	9/1/2014	1,250	1,292,187
Travelport LLC/Travelport, Inc.†	9.00%	3/1/2016	1,150	1,147,125
Total				13,136,255

Telecommunications: Integrated/Services 2.85%

Angel Lux Common SA (Luxembourg)†(b)	8.875%	5/1/2016	2,000	2,135,000
CenturyLink, Inc.	6.15%	9/15/2019	875	896,592
Equinix, Inc.	8.125%	3/1/2018	1,583	1,697,767
Hughes Network Systems LLC	9.50%	4/15/2014	1,440	1,497,600
Hughes Network Systems LLC	9.50%	4/15/2014	1,100	1,144,000
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	3,000	3,228,750
MasTec, Inc.	7.625%	2/1/2017	750	751,875
Qwest Communications International, Inc.	8.00%	10/1/2015	950	1,033,125
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	634	645,095
Windstream Corp.	7.00%	3/15/2019	2,000	1,970,000
Total				14,999,804

Telecommunications: Wireless 4.50%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	2,000	2,220,000
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	1,000	1,102,500
DigitalGlobe, Inc.	10.50%	5/1/2014	2,600	2,905,500
GeoEye, Inc.	9.625%	10/1/2015	1,500	1,644,375
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	1,000	1,050,000
iPCS, Inc. PIK	3.716%#	5/1/2014	518	495,838
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,293,750
MetroPCS Wireless, Inc.	9.25%	11/1/2014	2,000	2,105,000
NII Capital Corp.	8.875%	12/15/2019	925	1,032,531
NII Capital Corp.	10.00%	8/15/2016	900	1,028,250
SBA Telecommunications, Inc.	8.25%	8/15/2019	500	552,500
Sprint Capital Corp.	6.90%	5/1/2019	2,650	2,676,500
Sprint Nextel Corp.	8.375%	8/15/2017	1,725	1,880,250
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	750	773,400
ViaSat, Inc.	8.875%	9/15/2016	1,000	1,081,250
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,650	1,857,281
Total				23,698,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Theaters & Entertainment 0.50%

Cinemark USA, Inc.	8.625%	6/15/2019	$1,100	$1,177,000
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,250	1,268,750
Regal Entertainment Group	9.125%	8/15/2018	200	210,750
Total				2,656,500

Transportation (Excluding Air/Rail) 0.22%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	625	631,610
Commercial Barge Line Co.	12.50%	7/15/2017	475	524,875
Total				1,156,485
Total High Yield Corporate Bonds (cost $396,965,369)				421,673,902

MUNICIPAL BONDS 0.23%

Other Revenue 0.17%

Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	825	887,213

Transportation 0.06%

Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	325	345,579
Total Municipal Bonds (cost $1,166,073)				1,232,792

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.13%

Agency 0.00%

Fannie Mae*			21	8,918

Banking 0.13%

Citigroup Capital XIII*			9	215,000
US Bancorp*			— (d)	463,200
Total				678,200
Total Non-Convertible Preferred Stocks (cost $1,178,804)				687,118

	Exercise Price	Expiration Date
WARRANTS 0.01%

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	1	22,224
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	1	17,840
Total				40,064

Media: Cable 0.00%

Charter Communications, Inc.*	46.86	11/30/2014	3	18,216
Total Warrants (cost $36,246)				58,280
Total Long-Term Investments (cost $471,268,174)				502,467,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-BOND-DEBENTURE PORTFOLIO September 30, 2010

Investments	Exercise Price	Expiration Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 3.84%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $20,580,000 of Federal Home Loan Bank at 0.54% due 5/27/2011; value: $20,657,175; proceeds: $20,248,100 (cost $20,248,078)			$20,248	$20,248,078
Total Investments in Securities 99.22% (cost $491,516,252)				522,715,359
Cash and Other Assets in Excess of Liabilities(i) 0.78%				4,098,644
Net Assets 100.00%				$526,814,003

PIK Payment-in-kind.

EUR Euro dollar.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2010.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ended September 30, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at September 30, 2010
Common Stock	May 24, 2010	19,252	$424,001	$35.50
Convertible Preferred Stock	May 24, 2010	658	65,800	160.00
Convertible Preferred Stock	July 19, 2010	7	700	160.00
Warrant	May 27, 2010	1,115	—	16.00

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. The Fund acquired 45,473 shares in a private placement on June 11, 2009 for a cost of $852,619. The fair value per share on September 30, 2010 is $32.50.
(d)	Amount is less than 1,000 shares.
(e)	Investment in non-U.S. dollar denominated security.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)	Escrow stubs.
(i)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at September 30, 2010

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2010	50	Short	$(6,302,344)	$(101,409)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Shares (000)		Value
LONG-TERM INVESTMENTS 99.23%

COMMON STOCKS 53.35%

Aerospace & Defense 1.29%

DigitalGlobe, Inc.*	5		$152,000
Hexcel Corp.*	28		498,120
L-3 Communications Holdings, Inc.	5		361,350
Moog, Inc. Class A*	14		497,140

Total			1,508,610

Airlines 0.25%

Continental Airlines, Inc. Class B*	12		298,080

Auto Components 0.11%

Cooper-Standard Holdings, Inc.*	—	(a)	20,036
Cooper-Standard Holdings, Inc.*(b)	3		113,919

Total			133,955

Automobiles 0.33%

Honda Motor Co., Ltd. ADR	11		391,490

Beverages 0.71%

PepsiCo, Inc.	13		830,500

Biotechnology 2.12%

Amgen, Inc.*	9		468,435
BioMarin Pharmaceutical, Inc.*	17		379,950
Celgene Corp.*	15		864,150
Genzyme Corp.*	5		353,950
Human Genome Sciences, Inc.*	14		417,060

Total			2,483,545

Capital Markets 1.13%

BlackRock, Inc.	—	(a)	127,688
Franklin Resources, Inc.	5		534,500
Morgan Stanley	8		197,440
State Street Corp.	7		263,620
T. Rowe Price Group, Inc.	4		200,260

Total			1,323,508

Chemicals 1.28%

Dow Chemical Co. (The)	15		411,900
LyondellBasell Industries NV Class A (Netherlands)*(c)	7		158,768
LyondellBasell Industries NV Class B (Netherlands)*(c)	6		143,028
Monsanto Co.	7		311,545
Rockwood Holdings, Inc.*	15		472,050

Total			1,497,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Shares (000)	Value
Commercial Banks 2.19%

PNC Financial Services Group, Inc. (The)	5	$259,550
SunTrust Banks, Inc.	11	271,215
U.S. Bancorp	30	648,600
Wells Fargo & Co.	45	1,130,850
Zions Bancorporation	12	256,320

Total		2,566,535

Communications Equipment 1.00%

JDS Uniphase Corp.*	40	495,600
QUALCOMM, Inc.	15	676,800

Total		1,172,400

Computers & Peripherals 2.68%

Apple, Inc.*	5	1,276,875
Hewlett-Packard Co.	20	841,400
International Business Machines Corp.	5	670,700
QLogic Corp.*	20	352,800

Total		3,141,775

Consumer Finance 0.51%

Capital One Financial Corp.	15	593,250

Distributors 0.53%

Genuine Parts Co.	14	624,260

Diversified Financial Services 2.30%

Bank of America Corp.	90	1,179,900
JPMorgan Chase & Co.	40	1,522,800

Total		2,702,700

Diversified Telecommunication Services 2.36%

AT&T, Inc.	42	1,201,200
CenturyLink, Inc.	14	552,440
Frontier Communications Corp.	4	29,412
Qwest Communications International, Inc.	40	250,800
Verizon Communications, Inc.	15	488,850
Windstream Corp.	20	245,800

Total		2,768,502

Electric: Utilities 0.43%

UniSource Energy Corp.	15	501,450

Electrical Equipment 1.55%

Baldor Electric Co.	8	303,000
Cooper Industries plc	5	244,650
Emerson Electric Co.	16	842,560
Rockwell Automation, Inc.	7	432,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Shares (000)	Value
Electrical Equipment (continued)

Total		$1,822,320

Food & Staples Retailing 1.68%

CVS Caremark Corp.	7	220,290
Ingles Markets, Inc. Class A	32	524,876
Kroger Co. (The)	10	216,600
SUPERVALU, INC.	18	207,540
Wal-Mart Stores, Inc.	15	802,800

Total		1,972,106

Food Products 2.19%

Campbell Soup Co.	14	500,500
H.J. Heinz Co.	14	663,180
Kellogg Co.	18	909,180
Kraft Foods, Inc. Class A	16	493,760

Total		2,566,620

Hotels, Restaurants & Leisure 1.71%

Carnival Corp. Unit	9	324,785
Marriott International, Inc. Class A	12	429,960
McDonald’s Corp.	12	856,865
Starwood Hotels & Resorts Worldwide, Inc.	8	394,125

Total		2,005,735

Household Products 0.76%

Colgate-Palmolive Co.	3	230,580
Procter & Gamble Co. (The)	11	659,670

Total		890,250

Industrial Conglomerates 1.11%

3M Co.	7	606,970
General Electric Co.	43	698,750

Total		1,305,720

Information Technology Services 0.85%

SAIC, Inc.*	40	639,200
SRA International, Inc. Class A*	18	354,960

Total		994,160

Insurance 0.50%

MetLife, Inc.	15	584,132

Internet Software & Services 0.13%

Sohu.com, Inc. (China)*(c)	3	149,812

Machinery 3.14%

Actuant Corp. Class A	30	688,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Shares (000)		Value
Machinery (continued)

Caterpillar, Inc.	3		$236,040
Danaher Corp.	15		609,150
Oshkosh Corp.*	5		137,500
Pall Corp.	10		416,400
Parker Hannifin Corp.	10		665,570
Snap-on, Inc.	20		930,200

Total			3,683,660

Media 1.84%

Belo Corp. Class A*	36		223,200
Charter Communications, Inc. Class A*(d)	3		110,825
Comcast Corp. Class A	22		397,760
Interpublic Group of Cos., Inc. (The)*	45		451,350
Omnicom Group, Inc.	7		256,620
Time Warner, Inc.	10		306,500
Walt Disney Co. (The)	13		413,875

Total			2,160,130

Metals & Mining 0.28%

Cliffs Natural Resources, Inc.	2		140,624
Freeport-McMoRan Copper & Gold, Inc.	—	(a)	70,788
Titanium Metals Corp.*	6		119,760

Total			331,172

Multi-Line Retail 1.70%

J.C. Penney Co., Inc.	16		421,290
Kohl’s Corp.*	12		632,160
Target Corp.	18		935,200

Total			1,988,650

Oil, Gas & Consumable Fuels 7.15%

Chevron Corp.	26		2,115,405
ConocoPhillips	29		1,636,755
Continental Resources, Inc.*	11		509,960
Devon Energy Corp.	6		388,440
EOG Resources, Inc.	10		883,215
Exxon Mobil Corp.	24		1,455,093
Hess Corp.	9		537,992
Marathon Oil Corp.	17		562,700
Petroleo Brasileiro SA ADR	9		295,380

Total			8,384,940

Pharmaceuticals 4.29%

Bristol-Myers Squibb Co.	27		731,970
Johnson & Johnson	19		1,177,240
Merck & Co., Inc.	10		368,100
Mylan, Inc.*	55		1,034,550
Pfizer, Inc.	62		1,064,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments			Shares (000)	Value
Pharmaceuticals (continued)

Teva Pharmaceutical Industries Ltd. ADR			13	$659,375

Total				5,035,775

Real Estate Investment Trusts 0.16%

Simon Property Group, Inc.			2	185,480

Road & Rail 0.59%

Union Pacific Corp.			9	695,300

Semiconductors & Semiconductor Equipment 0.89%

Intel Corp.			21	403,830
Micron Technology, Inc.*			35	252,350
PMC-Sierra, Inc.*			25	184,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR			20	203,804

Total				1,043,984

Software 3.10%

Adobe Systems, Inc.*			17	444,550
ArcSight, Inc.*			7	283,140
Citrix Systems, Inc.*			4	238,840
McAfee, Inc.*			7	307,190
Microsoft Corp.			57	1,395,930
Nuance Communications, Inc.*			22	344,080
Oracle Corp.			23	617,550

Total				3,631,280

Specialty Retail 0.51%

Best Buy Co., Inc.			9	347,055
Home Depot, Inc. (The)			8	253,440

Total				600,495

Total Common Stocks (cost $56,970,083)				62,569,572

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.52%

Airlines 0.13%

UAL Corp.	4.50%	6/30/2021	$150	150,600

Auto Components 0.24%

TRW Automotive, Inc.†	3.50%	12/1/2015	175	276,063

Automobiles 0.38%

Ford Motor Co.	4.25%	11/15/2016	300	449,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages 0.34%

Molson Coors Brewing Co.	2.50%	7/30/2013	$350	$395,062

Biotechnology 1.16%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	200	292,250
Gilead Sciences, Inc.	0.625%	5/1/2013	700	772,625
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	300	299,625

Total				1,364,500

Commercial Services & Supplies 0.11%

CRA International, Inc.	2.875%	6/15/2034	125	125,156

Computers & Peripherals 0.16%

SanDisk Corp.	1.00%	5/15/2013	200	184,500

Electrical Equipment 0.67%

General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	231	233,021
Roper Industries, Inc.	Zero Coupon	1/15/2034	700	556,500

Total				789,521

Electronic Equipment, Instruments & Components 0.33%

Itron, Inc.	2.50%	8/1/2026	350	392,438

Energy Equipment & Services 0.16%

SunPower Corp.	4.75%	4/15/2014	200	184,250

Health Care Providers & Services 0.44%

Five Star Quality Care, Inc.	3.75%	10/15/2026	575	518,219

Information Technology Services 0.22%

Symantec Corp.	0.75%	6/15/2011	250	256,250

Metals & Mining 0.55%

Newmont Mining Corp.	1.25%	7/15/2014	350	511,437
Newmont Mining Corp.	3.00%	2/15/2012	90	128,588

Total				640,025

Pharmaceuticals 0.94%

Allergan, Inc.	1.50%	4/1/2026	200	229,500
Teva Pharmaceutical Finance Co. BV (Israel)(c)	1.75%	2/1/2026	750	879,375

Total				1,108,875

Professional Services 0.21%

FTI Consulting, Inc.	3.75%	7/15/2012	200	249,250

Real Estate Investment Trusts 0.22%

ERP Operating LP	3.85%	8/15/2026	250	257,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Semiconductors & Semiconductor Equipment 0.67%

Intel Corp.	2.95%	12/15/2035	$500		$496,875
Xilinx, Inc.†	2.625%	6/15/2017	250		284,375

Total					781,250

Software 1.21%

EMC Corp.	1.75%	12/1/2011	200		263,500
Informatica Corp.	3.00%	3/15/2026	600		1,160,250

Total					1,423,750

Wireless Telecommunication Services 0.38%

SBA Communications Corp.	4.00%	10/1/2014	300		441,375

Total Convertible Bonds (cost $9,391,647)					9,987,734

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 7.42%

Auto Components 0.31%

Autoliv, Inc. (Sweden)(c)	8.00%		4		350,760
Cooper-Standard Holdings, Inc. PIK(b)	7.00%		—	(a)	17,920

Total					368,680

Capital Markets 0.62%

AMG Capital Trust I	5.10%		17		722,500

Commercial Banks 0.86%

Fifth Third Bancorp	8.50%		4		450,275
Wells Fargo & Co.	7.50%		—	(a)	553,300

Total					1,003,575

Diversified Financial Services 1.03%

Bank of America Corp.	7.25%		—	(a)	491,250
Citigroup, Inc.	7.50%		6		711,060

Total					1,202,310

Electric: Utilities 0.50%

NextEra Energy, Inc.	8.375%		11		589,410

Food Products 1.15%

Archer Daniels Midland Co.	6.25%		20		826,800
Bunge Ltd.	4.875%		6		523,500

Total					1,350,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Interest Rate		Shares (000)		Value
Insurance 0.56%

Hartford Financial Services Group, Inc. (The)	7.25%		8		$189,760
XL Group plc	10.75%		15		472,200

Total					661,960

Oil, Gas & Consumable Fuels 1.28%

Apache Corp.	6.00%		10		580,000
El Paso Corp.	4.99%		—	(a)	921,600

Total					1,501,600

Pharmaceuticals 0.67%

Mylan, Inc.	6.50%		—	(a)	782,425

Road & Rail 0.44%

Kansas City Southern	5.125%		—	(a)	519,100

Thrifts & Mortgage Finance 0.00%

Fannie Mae	8.75%		6		2,460

Total Convertible Preferred Stocks (cost $8,090,923)					8,704,320

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 0.63%

Diversified Financial Services 0.21%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/9/2015	$225		243,984

Software 0.42%

Nuance Communications, Inc. Term Loan	1.00%	3/29/2013	500		488,282

Total Floating Rate Loans (cost $689,432)					732,266

			Shares (000)
FOREIGN COMMON STOCKS(f) 3.96%

China 0.23%

Metals & Mining

China Zhongwang Holdings Ltd.			442		274,260

France 0.53%

Automobiles 0.23%

Renault SA*			5		275,135

Electrical Equipment 0.30%

Alstom SA			7		347,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Shares (000)	Value
France (continued)

Total		$622,634

Germany 0.66%

Diversified Telecommunication Services 0.30%

Deutsche Telekom AG Registered Shares	25	347,478

Household Products 0.36%

Henkel KGaA	9	427,854

Total		775,332

Japan 0.32%

Household Durables

Sony Corp.	12	371,011

Norway 0.43%

Commercial Banks

DnB NOR ASA	37	500,895

Switzerland 0.78%

Food Products 0.35%

Nestle SA Registered Shares	8	407,975

Pharmaceuticals 0.43%

Roche Holding Ltd. AG	4	511,999

Total		919,974

Taiwan 0.32%

Computers & Peripherals

Wistron Corp.	204	371,772

United Kingdom 0.69%

Metals & Mining 0.29%

Anglo American plc	9	344,838

Wireless Telecommunication Services 0.40%

Vodafone Group plc	189	465,899

Total		810,737

Total Foreign Common Stocks (cost $4,704,880)		4,646,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 25.34%

Aerospace & Defense 0.51%

GeoEye, Inc.	9.625%	10/1/2015	$550	$602,937

Air Freight & Logistics 0.31%

Park-Ohio Industries, Inc.	8.375%	11/15/2014	375	367,500

Airlines 0.33%

United Air Lines, Inc.†	9.875%	8/1/2013	350	381,500

Auto Components 0.07%

Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	75	85,313

Automobiles 0.52%

TRW Automotive, Inc.†	8.875%	12/1/2017	550	605,000

Building Products 0.09%

Masco Corp.	7.125%	3/15/2020	100	102,617

Capital Markets 0.79%

Ameriprise Financial, Inc.	5.30%	3/15/2020	200	221,385
Nuveen Investments, Inc.	10.50%	11/15/2015	350	349,563
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	50	52,750
Raymond James Financial, Inc.	8.60%	8/15/2019	250	300,018

Total				923,716

Chemicals 0.82%

Chemtura Corp.†	7.875%	9/1/2018	300	314,250
Dow Chemical Co. (The)	8.55%	5/15/2019	150	189,707
INEOS Group Holdings plc (United Kingdom)†(c)	8.50%	2/15/2016	275	234,094
Lyondell Chemical Co.†	8.00%	11/1/2017	200	219,000

Total				957,051

Commercial Banks 0.33%

SVB Financial Group	5.375%	9/15/2020	125	127,214
Zions Bancorporation	7.75%	9/23/2014	250	265,125

Total				392,339

Commercial Services & Supplies 0.79%

Aleris International, Inc.(g)	10.00%	12/15/2016	125	369
Bunge NA Finance LP	5.90%	4/1/2017	175	189,824
First Data Corp.	9.875%	9/24/2015	500	411,250
International Lease Finance Corp.†	8.75%	3/15/2017	300	322,500

Total				923,943

Communications Equipment 0.89%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	600	627,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Communications Equipment (continued)

Brocade Communications Systems, Inc.	6.875%	1/15/2020		$150	$158,250
Hughes Network Systems LLC	9.50%	4/15/2014		250	260,000

Total					1,045,250

Consumer Finance 0.38%

American General Finance Corp.	6.90%	12/15/2017		200	168,000
Ford Motor Credit Co. LLC	8.00%	6/1/2014		250	273,598

Total					441,598

Containers & Packaging 1.02%

Ardagh Packaging Finance plc (Ireland)†(c)	7.375%	10/15/2017		200	205,500
Ardagh Packaging Finance plc (Ireland)†(c)	9.125%	10/15/2020		200	206,500
Ball Corp.	7.375%	9/1/2019		150	163,875
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		350	343,875
Sealed Air Corp.	7.875%	6/15/2017		250	271,199

Total					1,190,949

Diversified Financial Services 1.20%

Capital One Capital VI	8.875%	5/15/2040		400	423,000
New York City Industrial Development Agency†	11.00%	3/1/2029		200	258,672
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		250	255,312
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		350	376,250
Wachovia Capital Trust III	5.80%	—	(h)	100	88,750

Total					1,401,984

Diversified Telecommunication Services 1.84%

Cincinnati Bell, Inc.	7.00%	2/15/2015		500	502,500
Intelsat Luxembourg SA (Luxembourg)(c)	11.25%	2/4/2017		450	484,312
SBA Telecommunications, Inc.	8.25%	8/15/2019		300	331,500
Syniverse Technologies, Inc.	7.75%	8/15/2013		200	205,250
Windstream Corp.	7.00%	3/15/2019		650	640,250

Total					2,163,812

Electric: Utilities 0.78%

Ameren Illinois Co.	8.875%	12/15/2013		300	363,367
Ameren Illinois Co.	9.75%	11/15/2018		150	201,285
RRI Energy, Inc.	6.75%	12/15/2014		182	187,005
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015		250	165,000

Total					916,657

Electrical Equipment 0.28%

Baldor Electric Co.	8.625%	2/15/2017		300	322,500

Electronic Equipment, Instruments & Components 0.29%

Agilent Technologies, Inc.	5.50%	9/14/2015		300	337,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Staples Retailing 0.18%

Rite Aid Corp.	9.375%	12/15/2015	$250	$216,875

Food Products 0.11%

Corn Products International, Inc.	4.625%	11/1/2020	125	128,127

Health Care Equipment & Supplies 0.93%

Bausch & Lomb, Inc.	9.875%	11/1/2015	225	240,469
Biomet, Inc.	10.00%	10/15/2017	200	221,750
HCA, Inc.	9.125%	11/15/2014	600	633,750

Total				1,095,969

Health Care Providers & Services 0.80%

Community Health Systems, Inc.	8.875%	7/15/2015	400	426,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	258,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	250	255,000

Total				939,750

Hotels, Restaurants & Leisure 1.40%

Hyatt Hotels Corp.†	5.75%	8/15/2015	355	383,237
Marina District Finance Co., Inc.†	9.875%	8/15/2018	300	291,000
McDonald’s Corp.	5.00%	2/1/2019	350	405,529
River Rock Entertainment Authority (The)	9.75%	11/1/2011	20	18,150
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	200	225,000
Station Casinos, Inc.(g)	6.50%	2/1/2014	250	25
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	250	267,187
Wyndham Worldwide Corp.	5.75%	2/1/2018	50	50,233

Total				1,640,361

Household Durables 0.57%

Brookstone Co., Inc.	12.00%	10/15/2012	250	216,250
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	150	150,937
Lennar Corp.	12.25%	6/1/2017	250	296,250

Total				663,437

Independent Power Producers & Energy Traders 0.54%

AES Corp. (The)	8.00%	10/15/2017	325	352,625
Mirant Americas Generation LLC	9.125%	5/1/2031	300	285,750

Total				638,375

Information Technology Services 0.72%

Fidelity National Information Services, Inc.†	7.625%	7/15/2017	25	26,813
Fidelity National Information Services, Inc.†	7.875%	7/15/2020	25	27,062
SunGard Data Systems, Inc.	10.25%	8/15/2015	750	793,125

Total				847,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance 0.20%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	$200	$238,000

Leisure Equipment & Products 0.58%

Expedia, Inc.	8.50%	7/1/2016	175	191,187
Mattel, Inc.	4.35%	10/1/2020	50	50,626
Speedway Motorsports, Inc.	8.75%	6/1/2016	400	434,000
Total				675,813

Machinery 0.23%

Oshkosh Corp.	8.50%	3/1/2020	250	271,875

Media 1.45%

Affinion Group, Inc.	11.50%	10/15/2015	475	504,094
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	300	319,500
Gray Television, Inc.	10.50%	6/29/2015	150	150,562
Mediacom Broadband LLC	8.50%	10/15/2015	500	513,750
Mediacom Communications Corp.	9.125%	8/15/2019	100	104,000
WMG Acquisition Corp.	9.50%	6/15/2016	100	107,500
Total				1,699,406

Metals & Mining 0.75%

Cliffs Natural Resources, Inc.	5.90%	3/15/2020	350	384,949
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	250	279,416
Noranda Aluminum Acquisition Corp. PIK	5.373%#	5/15/2015	175	144,187
Teck Resources Ltd. (Canada)(c)	9.75%	5/15/2014	56	69,098
Total				877,650

Multi-Line Retail 0.29%

Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	300	345,000

Multi-Utilities 0.64%

Black Hills Corp.	9.00%	5/15/2014	350	414,982
NiSource Finance Corp.	10.75%	3/15/2016	250	330,579
Total				745,561

Oil, Gas & Consumable Fuels 2.41%

Chesapeake Energy Corp.	6.625%	8/15/2020	75	78,750
CONSOL Energy, Inc.†	8.25%	4/1/2020	400	439,000
Continental Resources, Inc.	8.25%	10/1/2019	750	825,000
El Paso Corp.	7.00%	6/15/2017	500	533,433
El Paso Corp.	7.25%	6/1/2018	250	270,704
Forest Oil Corp.	7.25%	6/15/2019	200	205,500
Linn Energy LLC/Linn Energy Finance Corp.†	7.75%	2/1/2021	150	152,063
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	274,547
Whiting Petroleum Corp.	6.50%	10/1/2018	50	51,375
Total				2,830,372

Personal Products 0.30%

Elizabeth Arden, Inc.	7.75%	1/15/2014	350	353,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Pharmaceuticals 0.09%

Mylan, Inc.†	7.625%	7/15/2017	$50		$53,438
Mylan, Inc.†	7.875%	7/15/2020	50		53,812
Total					107,250

Real Estate Investment Trusts 0.45%

Host Hotels & Resorts LP	6.375%	3/15/2015	175		180,031
ProLogis	6.875%	3/15/2020	350		344,678
Total					524,709

Specialty Retail 0.40%

Limited Brands, Inc.	8.50%	6/15/2019	400		467,000

Textiles, Apparel & Luxury Goods 0.03%

INVISTA†	9.25%	5/1/2012	34		34,510

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(g)	6.875%	6/15/2011	275		1,925

Tobacco 0.10%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	125		122,813

Transportation Infrastructure 0.13%

Asciano Finance Ltd. (Australia)†(c)	4.625%	9/23/2020	150		151,586

Wireless Telecommunication Services 0.80%

MetroPCS Wireless, Inc.	9.25%	11/1/2014	350		368,375
Sprint Capital Corp.	6.90%	5/1/2019	350		353,500
Wind Acquisition Finance SA (Italy)†(c)	11.75%	7/15/2017	100		112,562
Wind Acquisition Finance SA (Italy)†(c)	12.00%	12/1/2015	100		106,375
Total					940,812
Total High Yield Corporate Bonds (cost $28,532,027)					29,720,430

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.00%

Thrifts & Mortgage Finance

Fannie Mae* (cost $213,465)	Zero Coupon		9		3,698

	Exercise Price	Expiration Date
WARRANTS 0.01%

Auto Components 0.00%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	—	(a)	$3,696
Cooper-Standard Holdings, Inc.*(b)	27.33	11/27/2017	—	(a)	2,976
Total					6,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Investments	Exercise Price	Expiration Date	Shares (000)	Value
Media 0.01%

Charter Communications, Inc.	46.86	11/30/2014	1	$7,001
Total Warrants (cost $8,558)				13,673
Total Long-Term Investments (cost $108,601,015)				116,378,308

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.47%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $565,000 of Federal Home Loan Bank at 0.58% due 6/1/2011; value: $567,119; proceeds: $555,165 (cost $555,164)			$555	555,164
Total Investments in Securities 99.70% (cost $109,156,179)				116,933,472
Foreign Cash, Cash and Assets in Excess of Liabilities(i) 0.30%				355,035
Net Assets 100.00%				$117,288,507

ADR American Depositary Receipt. PIK Payment-in-kind.

Unit More than one class of securities traded together.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2010.
(a)	Amount is less than 1,000 shares.
(b)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement during the period ended September 30, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at September 30, 2010
Common Stock	May 24, 2010	3,209	$70,676	$35.50
Convertible Preferred Stock	May 24, 2010	110	11,000	160.00
Convertible Preferred Stock	July 19, 2010	2	200	160.00
Warrant	May 27, 2010	186	—	16.00

(c)	Foreign security traded in U.S. dollars.
(d)	Restricted security. The Fund acquired 3,410 shares in a private placement on June 11, 2009 for a cost of $63,938. The fair value per share on September 30, 2010 is $32.50.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at September 30, 2010.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Defaulted security.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Foreign Cash, Cash and Other Assets in Excess of Liabilities include unrealized depreciation on open futures contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) September 30, 2010

Open Futures Contracts at September 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2010	25	Short	$(3,151,172)	$(50,701)

See Notes to Schedule of Investments.

Schedule of Investments

LORD ABBETT SERIES FUND, INC.-CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) September 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 99.38%

Aerospace & Defense 2.59%

Boeing Co. (The)	312	$21
Goodrich Corp.	2,258	166
Honeywell International, Inc.	3,972	175
Precision Castparts Corp.	1,606	204
United Technologies Corp.	3,281	234
Total		800

Airlines 0.38%

AMR Corp.*	18,578	116

Beverages 2.38%

Coca-Cola Co. (The)	5,623	329
PepsiCo, Inc.	6,110	406
Total		735

Biotechnology 2.97%

Amgen, Inc.*	6,777	373
Celgene Corp.*	2,649	153
Gilead Sciences, Inc.*	1,838	65
Human Genome Sciences, Inc.*	8,912	266
Vertex Pharmaceuticals, Inc.*	1,808	63
Total		920

Capital Markets 4.85%

Bank of New York Mellon Corp. (The)	3,210	84
Franklin Resources, Inc.	1,505	161
Goldman Sachs Group, Inc. (The)	4,074	589
Morgan Stanley	11,705	289
State Street Corp.	4,064	153
T. Rowe Price Group, Inc.	4,495	225
Total		1,501

Chemicals 5.23%

Albemarle Corp.	3,075	144
Celanese Corp. Series A	4,841	155
CF Industries Holdings, Inc.	646	62
Dow Chemical Co. (The)	13,910	382
E.I. du Pont de Nemours & Co.	3,348	149
Monsanto Co.	5,110	245
Mosaic Co. (The)	979	57
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	2,927	422
Total		1,616

Commercial Banks 4.72%

Fifth Third Bancorp	21,412	258
PNC Financial Services Group, Inc. (The)	4,481	233
Regions Financial Corp.	25,284	184
SunTrust Banks, Inc.	5,685	147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) September 30, 2010

Investments	Shares	Value (000)
Commercial Banks (continued)

U.S. Bancorp	10,057	$217
Wells Fargo & Co.	16,772	421

Total		1,460

Communications Equipment 2.77%
Cisco Systems, Inc.*	19,247	421
QUALCOMM, Inc.	9,662	436
Total		857

Computers & Peripherals 6.64%

Apple, Inc.*	3,905	1,108
Compellent Technologies, Inc.*	3,328	60
Dell, Inc.*	21,276	276
EMC Corp.*	7,347	149
Hewlett-Packard Co.	5,674	239
Isilon Systems Inc*	2,703	60
Netezza Corp.*	2,843	77
SMART Technologies, Inc. Class A (Canada)*(a)	6,306	85
Total		2,054

Consumer Finance 0.99%

Capital One Financial Corp.	7,721	305

Diversified Financial Services 5.06%

Bank of America Corp.	50,701	665
Citigroup, Inc.*	64,780	253
JPMorgan Chase & Co.	17,006	647
Total		1,565

Diversified Telecommunication Services 1.89%

AT&T, Inc.	10,851	310
CenturyLink, Inc.	4,156	164
Verizon Communications, Inc.	3,392	111
Total		585

Electric: Utilities 0.56%

NextEra Energy, Inc.	1,793	97
Progress Energy, Inc.	1,711	76
Total		173

Electrical Equipment 0.77%

Emerson Electric Co.	4,520	238

Electronic Equipment, Instruments & Components 0.37%

Corning, Inc.	2,341	43
Dolby Laboratories, Inc. Class A*	1,264	72

Total		115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) September 30, 2010

Investments	Shares	Value (000)
Energy Equipment & Services 2.60%

Schlumberger Ltd.	10,959	$675
Weatherford International Ltd. (Switzerland)*(a)	7,520	129

Total		804

Food & Staples Retailing 0.91%

CVS Caremark Corp.	5,436	171
Wal-Mart Stores, Inc.	2,044	109

Total		280

Food Products 0.69%

Kellogg Co.	1,506	76
Kraft Foods, Inc. Class A	4,392	136

Total		212

Health Care Equipment & Supplies 0.54%

Baxter International, Inc.	3,482	166

Health Care Providers & Services 1.83%

Express Scripts, Inc.*	7,842	382
Medco Health Solutions, Inc.*	3,546	184

Total		566

Health Care Technology 0.33%

athenahealth, Inc.*	3,133	103

Hotels, Restaurants & Leisure 6.18%

Boyd Gaming Corp.*	5,593	40
Carnival Corp. Unit	9,400	359
Darden Restaurants, Inc.	2,491	107
Hyatt Hotels Corp. Class A*	2,433	91
International Game Technology	3,825	55
Marriott International, Inc. Class A	13,705	491
MGM Resorts International*	5,472	62
Royal Caribbean Cruises Ltd.*	2,333	74
Starwood Hotels & Resorts Worldwide, Inc.	5,149	271
Wynn Resorts Ltd.	4,154	360

Total		1,910

Household Products 2.13%

Colgate-Palmolive Co.	2,893	222
Procter & Gamble Co. (The)	7,261	436

Total		658

Industrial Conglomerates 1.18%

General Electric Co.	22,502	366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) September 30, 2010

Investments	Shares	Value (000)
Information Technology Services 0.30%

MasterCard, Inc. Class A	410	$92

Insurance 1.47%

MetLife, Inc.	5,606	216
Prudential Financial, Inc.	4,396	238

Total		454

Internet & Catalog Retail 0.12%

Amazon.com, Inc.*	227	36

Internet Software & Services 2.03%

Google, Inc. Class A*	1,195	628

Machinery 1.56%

Eaton Corp.	2,266	187
Parker Hannifin Corp.	4,197	294

Total		481

Media 2.06%

DreamWorks Animation
SKG, Inc. Class A*	735	24
Interpublic Group of Cos., Inc. (The)*	14,692	147
Time Warner, Inc.	6,012	184
Walt Disney Co. (The)	8,501	282

Total		637

Metals & Mining 2.73%

Barrick Gold Corp. (Canada)(a)	3,163	146
Freeport-McMoRan
Copper & Gold, Inc.	3,026	258
Newmont Mining Corp.	3,610	227
United States Steel Corp.	4,876	214

Total		845

Multi-Line Retail 2.80%

J.C. Penney Co., Inc.	5,974	162
Kohl’s Corp.*	3,565	188
Macy’s, Inc.	2,852	66
Target Corp.	8,427	450

Total		866

Multi-Utilities 0.69%

Dominion Resources, Inc.	2,533	111
PG&E Corp.	2,275	103

Total		214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) September 30, 2010

Investments	Shares	Value (000)
Oil, Gas & Consumable Fuels 8.18%

Apache Corp.	2,259	$221
BP plc ADR	1,136	47
Chevron Corp.	3,699	300
Continental Resources, Inc.*	2,396	111
Devon Energy Corp.	2,111	137
EOG Resources, Inc.	1,776	165
Exxon Mobil Corp.	7,613	470
Hess Corp.	6,319	374
Marathon Oil Corp.	1,013	34
Occidental Petroleum Corp.	2,505	196
Petrohawk Energy Corp.*	2,381	38
Range Resources Corp.	1,109	42
Southwestern Energy Co.*	2,495	83
Suncor Energy, Inc. (Canada)(a)	9,542	311

Total		2,529

Pharmaceuticals 5.15%

Abbott Laboratories	5,865	306
Johnson & Johnson	6,977	432
Merck & Co., Inc.	11,124	410
Pfizer, Inc.	25,942	446

Total		1,594

Professional Services 0.69%

Monster Worldwide, Inc.*	16,424	213

Real Estate Investment Trusts 0.80%

Host Hotels & Resorts, Inc.	17,153	248

Road & Rail 2.09%

Hertz Global Holdings, Inc.*	13,378	142
Union Pacific Corp.	6,160	504

Total		646

Semiconductors & Semiconductor Equipment 2.49%

Broadcom Corp. Class A	3,426	121
Intel Corp.	17,312	333
Micron Technology, Inc.*	25,582	185
Texas Instruments, Inc.	4,866	132

Total		771

Software 5.52%

Activision Blizzard, Inc.	27,713	300
Adobe Systems, Inc.*	10,875	284
Microsoft Corp.	21,036	515
Oracle Corp.	8,977	241
VMware, Inc. Class A*	4,304	366

Total		1,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) September 30, 2010

Investments	Shares	Value (000)
Specialty Retail 1.86%

Best Buy Co., Inc.	1,795	$73
Dick’s Sporting Goods, Inc.*	14,466	406
Home Depot, Inc. (The)	3,067	97

Total		576

Tobacco 0.28%

Altria Group, Inc.	3,665	88

Total Common Stocks (cost $27,546,616)		30,729

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.74%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $235,000 of Federal Home Loan Bank at 0.58% due 6/1/2011; value: $235,881; proceeds: $228,494 (cost $228,493)	$228	228

Total Investments in Securities 100.12% (cost $27,775,109)		30,957

Liabilities in Excess of Other Assets (0.12%)		(36)

Net Assets 100.00%		$30,921

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-DEVELOPING GROWTH PORTFOLIO September 30, 2010

Investments	Shares	Value
COMMON STOCKS 107.25%

Aerospace & Defense 4.38%

BE Aerospace, Inc.*	77	$2,334
DigitalGlobe, Inc.*	78	2,371
HEICO Corp.	41	1,871
Hexcel Corp.*	131	2,331

Total		8,907

Auto Components 1.02%

Westport Innovations, Inc. (Canada)*(a)	118	2,077

Biotechnology 4.73%

Acorda Therapeutics, Inc.*	73	2,411
BioMarin Pharmaceutical, Inc.*	24	536
Cepheid, Inc.*	72	1,347
Human Genome Sciences, Inc.*	66	1,966
Incyte Corp. Ltd.*	151	2,415
Momenta Pharmaceuticals, Inc.*	62	933

Total		9,608

Capital Markets 1.77%

Affiliated Managers Group, Inc.*	19	1,482
Financial Engines, Inc.*	160	2,125

Total		3,607

Chemicals 2.24%

ChemSpec International Ltd. ADR	65	390
Rockwood Holdings, Inc.*	60	1,888
STR Holdings, Inc.*	106	2,283

Total		4,561

Commercial Banks 2.06%

Signature Bank*	37	1,437
SVB Financial Group*	31	1,312
Western Alliance Bancorp*	216	1,447

Total		4,196

Commercial Services & Supplies 3.23%

Corporate Executive Board Co. (The)	41	1,294
EnerNOC, Inc.*	109	3,424
Higher One Holdings, Inc.*	112	1,847

Total		6,565

Communications Equipment 4.78%

Acme Packet, Inc.*	90	3,415
Aruba Networks, Inc.*	180	3,841
Riverbed Technology, Inc.*	54	2,461

Total		9,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-DEVELOPING GROWTH PORTFOLIO September 30, 2010

Investments	Shares	Value
Computers & Peripherals 3.40%

Fortinet, Inc.*	134	$3,350
Isilon Systems, Inc.*	90	2,005
Netezza Corp.*	58	1,563

Total		6,918

Consumer Finance 0.98%

Green Dot Corp. Class A*	41	1,988

Diversified Consumer Services 1.46%

Coinstar, Inc.*	23	989
K12, Inc.*	68	1,974

Total		2,963

Diversified Financial Services 1.21%

Portfolio Recovery
Associates, Inc.*	38	2,457

Electrical Equipment 2.95%

American Superconductor Corp.*	72	2,239
Harbin Electric, Inc. (China)*(a)	111	1,986
Polypore International, Inc.*	59	1,780

Total		6,005

Electronic Equipment, Instruments & Components 3.25%

FARO Technologies, Inc.*	46	1,003
Hollysys Automation
Technologies Ltd. (China)*(a)	91	1,018
IPG Photonics Corp.*	126	3,042
Maxwell Technologies, Inc.*	105	1,534

Total		6,597

Energy Equipment & Services 1.24%

CARBO Ceramics, Inc.	31	2,511

Health Care Equipment & Supplies 8.51%

Align Technology, Inc.*	112	2,193
DexCom, Inc.*	172	2,274
Endologix, Inc.*	336	1,532
Insulet Corp.*	130	1,838
NxStage Medical, Inc.*	194	3,706
Thoratec Corp.*	90	3,328
Volcano Corp.*	93	2,416

Total		17,287

Health Care Providers & Services 0.43%

Accretive Health, Inc.*	80	866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-DEVELOPING GROWTH PORTFOLIO September 30, 2010

Investments	Shares	Value
Health Care Technology 0.99%

SXC Health Solutions Corp.*	55	$2,006

Hotels, Restaurants & Leisure 3.54%

BJ’s Restaurants, Inc.*	58	1,633
Chipotle Mexican Grill, Inc.*	18	3,096
Home Inns & Hotels Management, Inc. ADR*	39	1,928
WMS Industries, Inc.*	14	533

Total		7,190

Household Durables 0.46%

Tempur-Pedic International, Inc.*	30	930

Information Technology Services 3.33%

hiSoft Technology International Ltd. ADR*	127	3,123
VeriFone Systems, Inc.*	117	3,635

Total		6,758

Insurance 0.44%

CNinsure, Inc. ADR	38	888

Internet & Catalog Retail 0.76%

MakeMyTrip Ltd. (India)*(a)	4	155
Overstock.com, Inc.*	89	1,399

Total		1,554

Internet Software & Services 11.92%

Ancestry.com, Inc.*	101	2,299
Constant Contact, Inc.*	78	1,672
GSI Commerce, Inc.*	44	1,087
IntraLinks Holdings, Inc.*	134	2,266
Liquidity Services, Inc.*	24	384
LogMeIn, Inc.*	79	2,842
MercadoLibre, Inc. (Argentina)*(a)	39	2,815
OpenTable, Inc.*	55	3,744
Rackspace Hosting, Inc.*	95	2,468
SINA Corp. (China)*(a)	60	3,035
Sohu.com, Inc. (China)*	28	1,613

Total		24,225

Life Sciences Tools & Services 0.89%

PAREXEL International Corp.*	78	1,804

Machinery 3.06%

Chart Industries, Inc.*	92	1,873
China Valves Technology, Inc. (China)*(a)	120	931
Middleby Corp. (The)*	25	1,585
RBC Bearings, Inc.*	54	1,835

Total		6,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-DEVELOPING GROWTH PORTFOLIO September 30, 2010

Investments	Shares	Value
Media 1.62%

Focus Media Holding Ltd. ADR*	64	$1,555
IMAX Corp. (Canada)*(a)	103	1,737

Total		3,292

Metals & Mining 1.01%

Brush Engineered
Materials, Inc.*	57	1,621
Molycorp, Inc.*	15	424

Total		2,045

Oil, Gas & Consumable Fuels 1.87%

Clean Energy Fuels Corp.*	80	1,137
Kodiak Oil & Gas Corp.*	502	1,702
Oasis Petroleum, Inc.*	50	968

Total		3,807

Pharmaceuticals 2.04%

Auxilium Pharmaceuticals, Inc.*	8	198
Impax Laboratories, Inc.*	51	1,010
Salix Pharmaceuticals, Ltd.*	74	2,939

Total		4,147

Real Estate Management & Development 1.25%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	70	2,180
China Real Estate Information Corp. ADR*	34	365

Total		2,545

Semiconductors & Semiconductor Equipment 5.40%

Atheros Communications, Inc.*	22	580
Cavium Networks, Inc.*	65	1,869
NetLogic Microsystems, Inc.*	65	1,793
Renesola Ltd. ADR*	233	2,913
Rubicon Technology, Inc.*	25	567
Trina Solar Ltd. ADR*	108	3,259

Total		10,981

Software 10.67%

Concur Technologies, Inc.*	54	2,670
Longtop Financial Technologies Ltd. ADR*	58	2,282
NetSuite, Inc.*	69	1,626
Sourcefire, Inc.*	74	2,134
SS&C Technologies Holdings, Inc.*	105	1,659
SuccessFactors, Inc.*	110	2,762
Synchronoss Technologies, Inc.*	124	2,208
Taleo Corp. Class A*	40	1,160
TIBCO Software, Inc.*	94	1,668
VanceInfo Technologies, Inc. ADR*	109	3,525

Total		21,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-DEVELOPING GROWTH PORTFOLIO September 30, 2010

Investments	Shares	Value
Specialty Retail 3.59%

Dick’s Sporting Goods, Inc.*	62	$1,738
Lumber Liquidators Holdings, Inc.*	24	590
Ulta Salon, Cosmetics & Fragrance, Inc.*	76	2,219
Vitamin Shoppe, Inc.*	59	1,620
Zumiez, Inc.*	53	1,121

Total		7,288

Textiles, Apparel & Luxury Goods 6.77%

Deckers Outdoor Corp.*	40	1,998
Fossil, Inc.*	47	2,528
lululemon athletica, Inc. (Canada)*(a)	67	2,996
Maidenform Brands, Inc.*	55	1,587
Steven Madden Ltd.*	45	1,848
Under Armour, Inc. Class A*	62	2,793

Total		13,750

Total Investments in Common Stocks 107.25% (cost $200,723)		217,958

Liabilities in Excess of Cash and Other Assets (7.25)%		(14,736)

Net Assets 100%		$203,222

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-FUNDAMENTAL EQUITY PORTFOLIO (formerly, All Value Portfolio) September 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.01%

Aerospace & Defense 1.82%

Hexcel Corp.*	27,500	$489
United Technologies Corp.	26,034	1,854

Total		2,343

Auto Components 0.21%

Tenneco, Inc.*	9,400	272

Automobiles 1.62%

Ford Motor Co.*	169,600	2,076

Biotechnology 3.15%

Amgen, Inc.*	61,600	3,395
Human Genome Sciences, Inc.*	12,700	378
Onyx Pharmaceuticals, Inc.*	10,400	274

Total		4,047

Capital Markets 9.17%

Affiliated Managers Group, Inc.*	20,400	1,591
Charles Schwab Corp. (The)	52,100	724
Franklin Resources, Inc.	14,400	1,539
Goldman Sachs Group, Inc. (The)	16,200	2,342
Invesco Ltd.	38,600	819
Lazard Ltd. Class A	67,200	2,357
State Street Corp.	63,800	2,403

Total		11,775

Chemicals 2.09%

Air Products & Chemicals, Inc.	31,500	2,609
Monsanto Co.	1,700	82

Total		2,691

Commercial Banks 7.06%

City National Corp.	27,600	1,465
Commerce Bancshares, Inc.	22,960	863
Cullen/Frost Bankers, Inc.	25,900	1,395
KeyCorp	123,500	983
Signature Bank*	15,900	618
TCF Financial Corp.	62,669	1,015
Wells Fargo & Co.	83,700	2,103
Zions Bancorporation	29,000	619

Total		9,061

Computers & Peripherals 0.46%

EMC Corp.*	29,331	596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-FUNDAMENTAL EQUITY PORTFOLIO (formerly, All Value Portfolio) September 30, 2010

Investments	Shares	Value (000)
Diversified Financial Services 1.96%

Bank of America Corp.	105,300	$1,381
JPMorgan Chase & Co.	29,900	1,138

Total		2,519

Electric: Utilities 1.69%

NextEra Energy, Inc.	23,500	1,278
PPL Corp.	32,800	893

Total		2,171

Electrical Equipment 0.11%

AMETEK, Inc.	2,900	139

Electronic Equipment, Instruments & Components 0.16%

Plexus Corp.*	6,900	203

Energy Equipment & Services 3.59%

Halliburton Co.	65,600	2,169
Superior Energy Services, Inc.*	24,600	657
Weatherford International Ltd. (Switzerland)*(a)	104,300	1,784

Total		4,610

Food Products 3.31%

Archer Daniels Midland Co.	81,700	2,608
Bunge Ltd.	27,700	1,639

Total		4,247

Gas Utilities 0.69%

EQT Corp.	24,400	880

Health Care Equipment & Supplies 2.32%

Cooper Cos., Inc. (The)	24,800	1,146
Kinetic Concepts, Inc.*	9,100	333
Wright Medical Group, Inc.*	26,500	382
Zimmer Holdings, Inc.*	21,300	1,115

Total		2,976

Health Care Providers & Services 4.81%

AmerisourceBergen Corp.	12,200	374
Healthspring, Inc.*	11,300	292
Humana, Inc.*	17,805	895
McKesson Corp.	19,000	1,174
Patterson Cos., Inc.	15,400	441
UnitedHealth Group, Inc.	59,400	2,086
Universal Health Services, Inc. Class B	23,600	917

Total		6,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-FUNDAMENTAL EQUITY PORTFOLIO (formerly, All Value Portfolio) September 30, 2010

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 0.95%

Carnival Corp. Unit	20,800	$795
Marriott International, Inc. Class A	12,039	431

Total		1,226

Household Durables 0.99%

Fortune Brands, Inc.	25,900	1,275

Industrial Conglomerates 1.81%

3M Co.	26,800	2,324

Information Technology Services 5.25%

Accenture plc Class A (Ireland)(a)	37,879	1,609
Fiserv, Inc.*	12,700	684
MasterCard, Inc. Class A	4,296	962
VeriFone Systems, Inc.*	76,400	2,374
Western Union Co. (The)	63,162	1,116

Total		6,745

Insurance 3.04%

Aflac, Inc.	24,600	1,272
Berkshire Hathaway, Inc. Class B*	15,500	1,282
Chubb Corp. (The)	14,200	809
MetLife, Inc.	13,900	534

Total		3,897

Machinery 7.66%

Eaton Corp.	22,670	1,870
EnPro Industries, Inc.*	20,800	651
Kaydon Corp.	1,200	42
Kennametal, Inc.	26,700	826
Pall Corp.	35,400	1,474
Parker Hannifin Corp.	17,713	1,241
RBC Bearings, Inc.*	11,000	374
Robbins & Myers, Inc.	21,300	570
Trinity Industries, Inc.	18,100	403
WABCO Holdings, Inc.*	56,900	2,386

Total		9,837

Media 4.94%

Interpublic Group of Cos., Inc. (The)*	223,500	2,242
Omnicom Group, Inc.	80,757	3,188
Viacom, Inc. Class B	3,700	134
Walt Disney Co. (The)	23,600	781

Total		6,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-FUNDAMENTAL EQUITY PORTFOLIO (formerly, All Value Portfolio) September 30, 2010

Investments	Shares	Value (000)
Metals & Mining 6.34%

Agnico-Eagle Mines Ltd. (Canada)(a)	14,500	$1,030
Barrick Gold Corp. (Canada)(a)	58,772	2,721
Newmont Mining Corp.	26,400	1,658
Reliance Steel & Aluminum Co.	38,800	1,611
United States Steel Corp.	25,500	1,118

Total		8,138

Oil, Gas & Consumable Fuels 11.43%

Anadarko Petroleum Corp.	28,200	1,609
Apache Corp.	8,500	831
Chevron Corp.	21,300	1,726
El Paso Corp.	183,200	2,268
Exxon Mobil Corp.	96,810	5,982
Forest Oil Corp.*	5,100	151
QEP Resources, Inc.	20,300	612
Southwestern Energy Co.*	32,700	1,094
Williams Cos., Inc. (The)	21,100	403

Total		14,676

Pharmaceuticals 3.90%

Abbott Laboratories	28,370	1,482
Teva Pharmaceutical Industries Ltd. ADR	19,100	1,008
Warner Chilcott plc Class A (Ireland)(a)	68,300	1,533
Watson Pharmaceuticals, Inc.*	23,148	979

Total		5,002

Road & Rail 0.67%

Heartland Express, Inc.	11,200	167
Kansas City Southern*	18,600	696

Total		863

Semiconductors & Semiconductor Equipment 2.28%

Intel Corp.	91,800	1,765
Micron Technology, Inc.*	39,300	283
National Semiconductor Corp.	40,600	518
Texas Instruments, Inc.	13,400	364

Total		2,930

Software 2.70%

Adobe Systems, Inc.*	39,700	1,038
Intuit, Inc.*	22,600	990
Microsoft Corp.	58,800	1,440

Total		3,468

Specialty Retail 0.51%

J. Crew Group, Inc.*	19,387	652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-FUNDAMENTAL EQUITY PORTFOLIO (formerly, All Value Portfolio) September 30, 2010

Investments	Shares	Value (000)
Textiles, Apparel & Luxury Goods 0.32%

VF Corp.	5,000	$405

Total Common Stocks (cost $113,691,821)		124,568

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.08%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $140,000 of Federal Home Loan Bank at 0.30%due 8/15/2011 and $3,900,000 Federal Home Loan Mortgage Corp. at 0.12% due 6/1/2011; value: $4,034,705; proceeds: $3,954,147 (cost $3,954,143)	$3,954	3,954

Total Investments in Securities 100.09% (cost $117,645,964)		128,522

Liabilities in Excess of Cash and Other Assets (0.09%)		(121)

Net Assets 100.00%		$128,401

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-GROWTH & INCOME PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 96.97%

Aerospace & Defense 0.56%

Lockheed Martin Corp.	83,800	$5,973

Airlines 2.34%

AMR Corp.*	812,600	5,095
Delta Air Lines, Inc.*	1,711,847	19,926

Total		25,021

Automobiles 1.51%

Ford Motor Co.*	1,315,904	16,107

Beverages 0.70%

PepsiCo, Inc.	112,100	7,448

Biotechnology 1.51%

Amgen, Inc.*	293,496	16,175

Capital Markets 8.82%

Bank of New York Mellon Corp. (The)	910,848	23,800
Charles Schwab Corp. (The)	959,548	13,338
Franklin Resources, Inc.	70,993	7,589
Goldman Sachs Group, Inc. (The)	185,572	26,830
Morgan Stanley	520,100	12,836
State Street Corp.	263,700	9,931

Total		94,324

Chemicals 2.77%

Dow Chemical Co. (The)	439,500	12,069
Mosaic Co. (The)	233,100	13,697
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	26,900	3,875

Total		29,641

Commercial Banks 10.40%

KeyCorp	1,366,728	10,879
M&T Bank Corp.	86,179	7,050
PNC Financial Services Group, Inc. (The)	252,569	13,111
Regions Financial Corp.	803,100	5,839
SunTrust Banks, Inc.	955,500	24,681
Wells Fargo & Co.	1,581,701	39,748
Zions Bancorporation	465,091	9,934

Total		111,242

Computers & Peripherals 0.84%

EMC Corp.*	442,100	8,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-GROWTH & INCOME PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Construction & Engineering 0.32%

Fluor Corp.	70,200	$3,477

Diversified Financial Services 7.84%

Bank of America Corp.	1,455,893	19,087
Citigroup, Inc.*	4,853,200	18,928
JPMorgan Chase & Co.	1,203,538	45,819

Total		83,834

Diversified Telecommunication Services 2.84%

AT&T, Inc.	643,447	18,403
Verizon Communications, Inc.	368,400	12,006

Total		30,409

Electric: Utilities 1.32%

NextEra Energy, Inc.	65,600	3,568
Progress Energy, Inc.	143,000	6,352
Southern Co.	111,895	4,167

Total		14,087

Electrical Equipment 0.86%

Emerson Electric Co.	174,400	9,184

Energy Equipment & Services 2.80%

Halliburton Co.	271,400	8,975
Schlumberger Ltd.	339,992	20,947

Total		29,922

Food & Staples Retailing 1.30%

Kroger Co. (The)	641,511	13,895

Food Products 1.36%

Archer Daniels Midland Co.	456,400	14,568

Health Care Equipment & Supplies 0.91%

Baxter International, Inc.	112,900	5,386
Covidien plc (Ireland)(a)	108,371	4,355

Total		9,741

Health Care Providers & Services 3.02%

CIGNA Corp.	169,211	6,054
Tenet Healthcare Corp.*	560,400	2,645
UnitedHealth Group, Inc.	671,926	23,591

Total		32,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-GROWTH & INCOME PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 3.19%

Carnival Corp. Unit	289,250	$11,052
Hyatt Hotels Corp. Class A*	267,700	10,009
Marriott International, Inc. Class A	364,874	13,073

Total		34,134

Household Durables 0.40%

Pulte Homes, Inc.*	487,900	4,274

Household Products 0.90%

Colgate-Palmolive Co.	124,700	9,584

Insurance 1.92%

Berkshire Hathaway, Inc. Class B*	127,500	10,542
MetLife, Inc.	261,589	10,058

Total		20,600

Internet & Catalog Retail 2.17%

HSN, Inc.*	776,909	23,230

Machinery 4.34%

Caterpillar, Inc.	268,800	21,149
Eaton Corp.	306,080	25,249

Total		46,398

Media 2.79%

Comcast Corp. Class A	1,066,202	19,277
Omnicom Group, Inc.	91,500	3,612
Time Warner Cable, Inc.	128,051	6,914

Total		29,803

Metals & Mining 6.05%

Barrick Gold Corp. (Canada)(a)	435,000	20,136
Cliffs Natural Resources, Inc.	146,500	9,364
Freeport-McMoRan Copper & Gold, Inc.	70,700	6,037
Newmont Mining Corp.	311,823	19,586
United States Steel Corp.	218,400	9,575

Total		64,698

Multi-Line Retail 1.25%

Target Corp.	249,600	13,339

Multi-Utilities 1.16%

PG&E Corp.	214,100	9,724
Public Service Enterprise
Group, Inc.	81,500	2,696

Total		12,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-GROWTH & INCOME PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Oil, Gas & Consumable Fuels 10.29%

Anadarko Petroleum Corp.	133,900	$7,639
Apache Corp.	43,900	4,292
Chevron Corp.	465,525	37,731
El Paso Corp.	780,570	9,663
Exxon Mobil Corp.	368,411	22,764
Hess Corp.	174,900	10,340
Marathon Oil Corp.	202,700	6,709
Suncor Energy, Inc. (Canada)(a)	211,521	6,885
Valero Energy Corp.	231,200	4,048

Total		110,071

Paper & Forest Products 1.18%

International Paper Co.	580,600	12,628

Pharmaceuticals 4.89%

Abbott Laboratories	307,264	16,051
Johnson & Johnson	149,600	9,269
Merck & Co., Inc.	287,700	10,590
Pfizer, Inc.	333,000	5,718
Teva Pharmaceutical Industries Ltd. ADR	202,967	10,707

Total		52,335

Real Estate Investment Trusts 0.24%

Annaly Capital Management, Inc.	147,100	2,589

Road & Rail 1.87%

Hertz Global Holdings, Inc.*	1,889,020	20,005

Semiconductors & Semiconductor Equipment 0.82%

Intel Corp.	261,500	5,029
Texas Instruments, Inc.	139,900	3,797

Total		8,826

Software 1.04%

Oracle Corp.	414,100	11,119

Specialty Retail 0.45%

J. Crew Group, Inc.*	144,829	4,869

Total Common Stocks (cost $902,148,152)		1,037,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-GROWTH & INCOME PORTFOLIO September 30, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.82%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $30,830,000 of Federal Home Loan Mortgage Corp. at 0.15% due 5/25/2011; value: $30,783,755; proceeds: $30,176,242 (cost $30,176,209)	$30,176	$30,176

Total Investments in Securities 99.79% (cost $932,324,361)		1,067,415

Other Assets in Excess of Liabilities 0.21%		2,258

Net Assets 100.00%		$1,069,673

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-GROWTH OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 99.01%

Aerospace & Defense 0.35%

Rockwell Collins, Inc.	6,091	$355

Air Freight & Logistics 1.31%

C.H. Robinson Worldwide, Inc.	19,043	1,331

Airlines 0.42%

AMR Corp.*	67,383	422

Auto Components 1.20%

Gentex Corp.	36,875	719
Lear Corp.*	6,315	498

Total		1,217

Biotechnology 2.46%

Alexion Pharmaceuticals, Inc.*	20,994	1,351
Human Genome Sciences, Inc.*	28,238	841
Onyx Pharmaceuticals, Inc.*	11,468	303

Total		2,495

Capital Markets 4.19%

Affiliated Managers Group, Inc.*	10,289	803
BlackRock, Inc.	3,936	670
Invesco Ltd.	33,679	715
Lazard Ltd. Class A	19,791	694
T. Rowe Price Group, Inc.	27,292	1,366

Total		4,248

Chemicals 3.72%

Albemarle Corp.	17,553	822
Celanese Corp. Series A	22,613	726
FMC Corp.	13,155	900
Huntsman Corp.	43,944	508
Olin Corp.	40,769	822

Total		3,778

Commercial Banks 2.24%

City National Corp.	12,718	675
Comerica, Inc.	14,559	541
Fifth Third Bancorp	37,824	455
Zions Bancorporation	28,090	600

Total		2,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-GROWTH OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Communications Equipment 1.52%

F5 Networks, Inc.*	9,643	$1,001
Juniper Networks, Inc.*	17,914	544

Total		1,545

Computers & Peripherals 2.36%

NetApp, Inc.*	41,403	2,061
Western Digital Corp.*	11,790	335

Total		2,396

Consumer Finance 0.35%

Capital One Financial Corp.	8,977	355

Diversified Financial Services 1.15%

CBOE Holdings, Inc.	13,079	262
Moody’s Corp.	36,098	902

Total		1,164

Electrical Equipment 2.78%

AMETEK, Inc.	18,649	891
Cooper Industries plc	14,907	729
Rockwell Automation, Inc.	19,487	1,203

Total		2,823

Electronic Equipment, Instruments & Components 2.54%

Agilent Technologies, Inc.*	25,397	848
Amphenol Corp. Class A	17,726	868
Dolby Laboratories, Inc. Class A*	15,244	866

Total		2,582

Energy Equipment & Services 3.36%

Atwood Oceanics, Inc.*	17,215	524
Cameron International Corp.*	15,593	670
FMC Technologies, Inc.*	13,469	920
Key Energy Services, Inc.*	41,909	399
Weatherford International Ltd. (Switzerland)*(a)	52,359	895

Total		3,408

Food & Staples Retailing 0.95%

Whole Foods Market, Inc.*	26,080	968

Food Products 0.94%

Green Mountain Coffee
Roasters, Inc.*	30,624	955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-GROWTH OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Health Care Equipment & Supplies 3.69%

Edwards Lifesciences Corp.*	19,310	$1,295
Hospira, Inc.*	17,793	1,014
Intuitive Surgical, Inc.*	3,375	958
Thoratec Corp.*	12,926	478

Total		3,745

Health Care Providers & Services 1.86%

CIGNA Corp.	22,927	820
Humana, Inc.*	12,940	650
Universal Health Services, Inc.
Class B	10,730	417

Total		1,887

Hotels, Restaurants & Leisure 6.97%

Chipotle Mexican Grill, Inc.*	4,654	800
Darden Restaurants, Inc.	16,655	713
Gaylord Entertainment Co.*	21,307	650
Las Vegas Sands Corp.*	21,686	756
Marriott International, Inc. Class A	38,245	1,370
MGM Resorts International*	43,515	491
Panera Bread Co. Class A*	3,220	285
Penn National Gaming, Inc.*	18,043	534
Royal Caribbean Cruises Ltd.*	13,865	437
Starwood Hotels & Resorts Worldwide, Inc.	19,778	1,039

Total		7,075

Information Technology Services 2.49%

Alliance Data Systems Corp.*	13,520	882
Cognizant Technology Solutions Corp. Class A*	6,152	397
VeriFone Systems, Inc.*	18,493	575
Western Union Co. (The)	38,272	676

Total		2,530

Internet & Catalog Retail 1.38%

priceline.com, Inc.*	4,023	1,401

Internet Software & Services 3.05%

Akamai Technologies, Inc.*	31,520	1,582
Baidu, Inc. ADR*	6,898	708
Equinix, Inc.*	7,862	805

Total		3,095

Leisure Equipment & Products 0.72%

Hasbro, Inc.	16,285	725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-GROWTH OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Life Sciences Tools & Services 0.93%

Illumina, Inc.*	19,134	$941

Machinery 4.92%

Bucyrus International, Inc.	10,224	709
Deere & Co.	11,541	805
Eaton Corp.	5,063	418
Flowserve Corp.	4,655	509
Ingersoll-Rand plc (Ireland)(a)	13,222	472
Kennametal, Inc.	17,208	532
Pall Corp.	15,780	657
Parker Hannifin Corp.	12,713	891

Total		4,993

Media 1.98%

Interpublic Group of Cos., Inc. (The)*	120,761	1,211
Lamar Advertising Co. Class A*	25,213	802

Total		2,013

Metals & Mining 3.18%

Agnico-Eagle Mines Ltd. (Canada)(a)	12,280	872
Cliffs Natural Resources, Inc.	16,527	1,056
United States Steel Corp.	7,106	312
Walter Energy, Inc.	12,092	983

Total		3,223

Multi-Line Retail 1.89%

J.C. Penney Co., Inc.	26,695	726
Nordstrom, Inc.	32,075	1,193

Total		1,919

Oil, Gas & Consumable Fuels 2.77%

Concho Resources, Inc.*	17,358	1,149
Continental Resources, Inc.*	17,071	791
Whiting Petroleum Corp.*	9,073	867

Total		2,807

Paper & Forest Products 0.61%

International Paper Co.	28,605	622

Personal Products 0.64%

Avon Products, Inc.	20,110	646

Pharmaceuticals 2.60%

Amylin Pharmaceuticals, Inc.*	34,465	719
Perrigo Co.	11,726	753
Warner Chilcott plc Class A (Ireland)(a)	19,606	440
Watson Pharmaceuticals, Inc.*	17,191	727

Total		2,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-GROWTH OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Professional Services 1.33%

Monster Worldwide, Inc.*	42,736	$554
Robert Half International, Inc.	30,447	792

Total		1,346

Real Estate Management & Development 1.36%

CB Richard Ellis Group, Inc.
Class A*	75,444	1,379

Road & Rail 1.66%

Con-way, Inc.	16,506	512
J.B. Hunt Transport Services, Inc.	14,512	504
Kansas City Southern*	17,863	668

Total		1,684

Semiconductors & Semiconductor Equipment 7.60%

Altera Corp.	46,139	1,392
Analog Devices, Inc.	33,382	1,048
Atheros Communications, Inc.*	7,707	203
Broadcom Corp. Class A	9,647	341
Cree, Inc.*	6,704	364
Cypress Semiconductor Corp.*	79,990	1,006
Lam Research Corp.*	24,875	1,041
Marvell Technology Group Ltd.*	50,889	891
NVIDIA Corp.*	72,676	849
ON Semiconductor Corp.*	80,045	577

Total		7,712

Software 6.41%

ANSYS, Inc.*	11,211	474
Citrix Systems, Inc.*	19,984	1,364
Intuit, Inc.*	11,196	491
Nuance Communications, Inc.*	39,188	613
Red Hat, Inc.*	8,686	356
Rovi Corp.*	18,757	946
salesforce.com, Inc.*	9,038	1,010
SuccessFactors, Inc.*	18,973	476
VMware, Inc. Class A*	9,109	774

Total		6,504

Specialty Retail 6.35%

Abercrombie & Fitch Co. Class A	10,265	404
American Eagle Outfitters, Inc.	38,530	576
Bed Bath & Beyond, Inc.*	23,110	1,003
Dick’s Sporting Goods, Inc.*	22,722	637
J. Crew Group, Inc.*	15,398	518
Limited Brands, Inc.	44,969	1,204
O’Reilly Automotive, Inc.*	16,399	872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-GROWTH OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Specialty Retail (continued)

Tiffany & Co.	18,185	$855
Urban Outfitters, Inc.*	11,905	374

Total		6,443

Textiles, Apparel & Luxury Goods 1.59%

Coach, Inc.	9,629	414
Phillips-Van Heusen Corp.	20,002	1,203

Total		1,617

Wireless Telecommunication Services 1.19%

Crown Castle International Corp.*	27,367	1,208

Total Common Stocks (cost $82,380,707)		100,467

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.24%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $1,290,000 of Federal Home Loan Mortgage Corp. at 0.15% due 5/25/2011; value: $1,288,065; proceeds: $1,262,385 (cost $1,262,384)	$1,262	1,262

Total Investments in Securities 100.25% (cost $83,643,091)		101,729

Liabilities in Excess of Other Assets (0.25%)		(254)

Net Assets 100.00%		$101,475

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2010

Investments	Shares	U.S. $ Value
COMMON STOCKS 95.80%

Australia 2.38%

Chemicals 1.08%

Incitec Pivot Ltd.	1,189	$4,126

Multi-Line Retail 1.30%

Myer Holdings Ltd.	1,374	4,993

Total Australia		9,119

Belgium 1.46%

Beverages

Anheuser-Busch InBev NV	95	5,588

Brazil 4.90%

Commercial Banks 2.16%

Banco do Brasil SA	229	4,349
Banco Santander Brasil SA ADR	285	3,924

		8,273

Household Durables 0.79%

PDG Realty SA Empreendimentos e Participacoes	252	3,001

Real Estate Management & Development 0.59%

BR Malls Participacoes SA	270	2,256

Water Utilities 1.36%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	114	5,188

Total Brazil		18,718

Canada 3.37%

Metals & Mining 0.70%

First Quantum Minerals Ltd.	35	2,662

Oil, Gas & Consumable Fuels 2.67%

Bankers Petroleum Ltd.*	355	2,805
Pembina Pipeline Income Fund Unit	199	3,975
PetroBakken Energy Ltd. A Shares	82	1,839
Questerre Energy Corp.*	655	1,611

		10,230

Total Canada		12,892

China 2.33%

Gas Utilities 0.38%

ENN Energy Holdings Ltd.	500	1,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2010

Investments	Shares	U.S. $ Value
China (continued)

Internet Software & Services 0.84%
Sohu.com, Inc.*	56	$3,227

Machinery 1.11%

Weichai Power Co., Ltd. H Shares	400	4,227

Total China		8,891

Denmark 0.82%

Beverages
Carlsberg A/S Class B	30	3,128

France 6.54%

Aerospace & Defense 0.91%

Safran SA	124	3,486

Construction & Engineering 1.18%

Vinci SA	90	4,511

Electrical Equipment 0.91%

Alstom SA	68	3,469

Food & Staples Retailing 1.32%

Carrefour SA	94	5,051

Insurance 0.75%

AXA SA	164	2,867

Multi-Line Retail 1.10%

PPR	26	4,209

Pharmaceuticals 0.37%

Sanofi-Aventis SA ADR	43	1,430

Total France		25,023

Germany 8.67%

Air Freight & Logistics 1.03%

Deutsche Post AG Registered Shares	217	3,936

Airlines 1.23%

Deutsche Lufthansa AG Registered Shares*	256	4,706

Automobiles 0.58%

Daimler AG Registered Shares*	35	2,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2010

Investments	Shares	U.S. $ Value
Germany (continued)

Diversified Telecommunication Services 0.99%

Deutsche Telekom AG Registered Shares	276	$3,776

Household Products 1.03%

Henkel KGaA	87	3,939

Industrial Conglomerates 1.10%

Siemens AG Registered Shares	40	4,222

Machinery 0.97%

GEA Group AG	149	3,724

Semiconductors & Semiconductor Equipment 0.50%

Dialog Semiconductor plc*	116	1,892

Software 1.24%

SAP AG	96	4,749

Total Germany		33,159

Greece 0.62%

Electric: Utilities

Public Power Corp. SA	151	2,353

Hong Kong 2.69%

Chemicals 1.05%

Huabao International Holdings Ltd.	2,568	4,005

Independent Power Producers & Energy Traders 0.78%

China Resources Power Holdings Co., Ltd.	1,400	3,010

Water Utilities 0.86%

Guangdong Investment Ltd.	6,280	3,278

Total Hong Kong		10,293

Indonesia 2.16%

Commercial Banks 0.68%

PT Bank Negara Indonesia (Persero) Tbk	6,285	2,588

Diversified Telecommunication Services 1.09%

PT Telekomunikasi Indonesia Tbk	4,050	4,175

Oil, Gas & Consumable Fuels 0.39%

PT Bumi Resources Tbk	6,290	1,498

Total Indonesia		8,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2010

Investments	Shares	U.S. $ Value
Ireland 0.83%

Information Technology Services

Accenture plc Class A	75	$3,187

Israel 1.86%

Pharmaceuticals

Teva Pharmaceutical Industries Ltd. ADR	135	7,121

Italy 3.63%

Commercial Banks 2.62%

Intesa Sanpaolo SpA	1,073	3,485
UniCredit SpA	2,566	6,552

		10,037

Diversified Telecommunication Services 1.01%

Telecom Italia SpA	2,750	3,843

Total Italy		13,880

Japan 11.07%

Auto Components 1.39%

Bridgestone Corp.	291	5,302

Automobiles 1.30%

Honda Motor Co., Ltd.	140	4,969

Chemicals 0.60%

Asahi Kasei Corp.	415	2,287

Commercial Banks 1.20%

Bank of Yokohama Ltd. (The)	985	4,602

Consumer Finance 0.48%

ORIX Corp.	24	1,834

Electronic Equipment, Instruments & Components 0.80%

Nippon Electric Glass Co., Ltd.	225	3,067

Household Durables 0.97%

Sony Corp.	120	3,710

Machinery 0.75%

NSK Ltd.	425	2,881

Tobacco 0.87%

Japan Tobacco, Inc.	1	3,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2010

Investments	Shares	U.S. $ Value
Japan (continued)

Trading Companies & Distributors 2.71%

Mitsui & Co., Ltd.	280	$4,166
Sumitomo Corp.	480	6,187

		10,353

Total Japan		42,334

Luxembourg 0.36%

Metals & Mining

ArcelorMittal	42	1,383

Netherlands 3.67%

Diversified Financial Services 1.44%

ING Groep NV CVA*	531	5,509

Food & Staples Retailing 1.25%

Koninklijke Ahold NV	355	4,785

Industrial Conglomerates 0.98%

Koninklijke Philips Electronics NV	119	3,740

Total Netherlands		14,034

Norway 2.33%

Chemicals 1.37%

Yara International ASA	116	5,247

Commercial Banks 0.96%

DnB NOR ASA	268	3,648

Total Norway		8,895

Poland 0.32%

Beverages

Central European Distribution Corp.*	55	1,228

Singapore 1.39%

Commercial Banks

DBS Group Holdings Ltd.	496	5,310

South Korea 4.06%

Auto Components 1.83%

Hyundai Mobis	31	6,987

Diversified Telecommunication Services 1.16%

KT Corp.	111	4,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2010

Investments	Shares	U.S. $ Value
South Korea (continued)

Semiconductors & Semiconductor Equipment 1.07%

Samsung Electronics Co., Ltd.	6	$4,089

Total South Korea		15,525

Sweden 1.23%

Communications Equipment

Telefonaktiebolaget LM Ericsson ADR	430	4,717

Switzerland 3.69%

Food Products 1.60%

Nestle SA Registered Shares	115	6,126

Insurance 1.23%

Zurich Financial Services AG	20	4,687

Pharmaceuticals 0.86%

Roche Holding Ltd. AG	24	3,278

Total Switzerland		14,091

Taiwan 1.07%

Computers & Peripherals

Wistron Corp.	2,250	4,105

Thailand 1.14%

Commercial Banks

Bangkok Bank Public Co., Ltd.	820	4,363

Turkey 1.69%

Automobiles 0.61%

Ford Otomotiv Sanayi AS	273	2,340

Diversified Telecommunication Services 1.08%

Turk Telekomunikasyon AS	919	4,129

Total Turkey		6,469

United Kingdom 21.52%

Commercial Banks 2.98%

Barclays plc	1,336	6,288
HSBC Holdings plc ADR	101	5,110

		11,398

Food & Staples Retailing 1.29%

Tesco plc	740	4,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2010

Investments	Shares	U.S. $ Value
United Kingdom (continued)

Insurance 1.90%

Aviva plc	551	$3,453
Prudential plc	380	3,799

		7,252

Media 2.21%

Reed Elsevier plc	438	3,702
WPP plc	431	4,770

		8,472

Metals & Mining 2.91%

Anglo American plc	131	5,197
Vedanta Resources plc	175	5,952

		11,149

Multi-Utilities 1.26%

National Grid plc	568	4,818

Oil, Gas & Consumable Fuels 3.70%

BG Group plc	220	3,865
BP plc ADR	18	741
Tullow Oil plc	476	9,526

		14,132

Pharmaceuticals 1.32%

GlaxoSmithKline plc ADR	128	5,059

Tobacco 2.24%

British American Tobacco plc	108	4,028
Imperial Tobacco Group plc	152	4,530

		8,558

Wireless Telecommunication Services 1.71%

Vodafone Group plc	2,654	6,550

Total United Kingdom		82,317

Total Common Stocks (cost $345,971)		366,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2010

Investments	Shares	U.S. $ Value
PREFERRED STOCK 1.69%

Germany

Health Care Equipment & Supplies

Fresenius SE (cost $5,857)	80	$6,461

Total Investments in Securities 97.49% (cost $351,828)		372,845

Cash, Foreign Cash and Other Assets in Excess of Liabilities 2.51%		9,606

Net Assets 100%		$382,451

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.73%

COMMON STOCKS 93.93%

Australia 3.44%

Chemicals 1.22%

Incitec Pivot Ltd.	169,778	$589

Multi-Line Retail 0.76%

Myer Holdings Ltd.	101,586	369

Multi-Utilities 0.73%

DUET Group	209,103	352

Trading Companies & Distributors 0.73%

Emeco Holdings Ltd.	427,375	355

Total Australia		1,665

Austria 1.74%

Hotels, Restaurants & Leisure 1.25%

bwin Interactive Entertainment AG	11,714	608

Real Estate Management & Development 0.49%

IMMOFINANZ AG*	63,720	237

Total Austria		845

Brazil 2.58%

Real Estate Management & Development 0.85%

BR Properties SA	42,700	412

Textiles, Apparel & Luxury Goods 0.29%

Restoque Comercio e
Confeccoes de Roupas SA	17,995	142

Water Utilities 1.44%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR	15,300	696

Total Brazil		1,250

Canada 2.85%

Airlines 0.31%

Westjet Airlines Ltd.*	12,988	151

Metals & Mining 1.29%

Equinox Minerals Ltd.*	111,800	628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
Canada (continued)

Oil, Gas & Consumable Fuels 1.25%

Crescent Point Energy Corp.	6,200	$229
PetroBakken Energy Ltd. A Shares	11,500	258
Questerre Energy Corp.*	48,270	118

		605

Total Canada		1,384

China 2.42%

Electrical Equipment 0.52%

Harbin Electric, Inc.*	14,261	255

Food Products 1.90%

Uni-President China Holdings Ltd.	685,000	524
Zhongpin, Inc.*	24,230	395

		919

Total China		1,174

Egypt 1.29%

Automobiles 0.62%

Ghabbour Auto	39,159	301

Capital Markets 0.67%

EFG-Hermes Holding SAE	63,217	323

Total Egypt		624

France 3.79%

Beverages 1.15%

Remy Cointreau SA	8,303	559

Computers & Peripherals 0.49%

Gemalto NV	5,841	240

Media 2.15%

Ipsos SA	14,774	675
Publicis Groupe	7,684	365

		1,040

Total France		1,839

Germany 8.55%

Aerospace & Defense 1.14%

MTU Aero Engines Holding AG	9,649	551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Chemicals 1.48%

Symrise GmbH & Co. AG	25,754	$716

Electrical Equipment 0.54%

Tognum AG	11,943	265

Industrial Conglomerates 1.61%

Rheinmetall AG	11,794	780

Life Sciences Tools & Services 1.48%

Gerresheimer AG*	17,949	718

Semiconductors & Semiconductor Equipment 0.68%

Dialog Semiconductor plc*	20,238	330

Trading Companies & Distributors 1.03%

Kloeckner & Co. SE*	22,107	497

Transportation Infrastructure 0.59%

Hamburger Hafen und Logistik AG	7,365	287

Total Germany		4,144

Greece 0.52%

Hotels, Restaurants & Leisure

Intralot SA-Integrated Lottery Systems & Services	64,569	250

Hong Kong 4.30%

Auto Components 1.25%

Minth Group Ltd.	304,000	607

Communications Equipment 0.44%

VTech Holdings Ltd.	21,000	215

Hotels, Restaurants & Leisure 0.52%

REXLot Holdings Ltd.	2,625,000	250

Specialty Retail 1.12%

Hengdeli Holdings Ltd.	1,176,000	544

Textiles, Apparel & Luxury Goods 0.97%

Daphne International Holdings Ltd.	396,000	468

Total Hong Kong		2,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
Indonesia 1.43%

Commercial Banks 0.95%

PT Bank Negara Indonesia (Persero) Tbk	1,121,500	$462

Real Estate Management & Development 0.48%

PT Bakrieland Development Tbk	13,365,000	231

Total Indonesia		693

Ireland 2.27%

Beverages 1.03%

C&C Group plc	113,486	498

Health Care Providers & Services 0.19%

United Drug plc	27,339	93

Machinery 1.05%

Charter International plc	46,665	509

Total Ireland		1,100

Italy 8.02%

Beverages 0.50%

Davide Campari-Milano SpA	40,491	242

Capital Markets 1.37%

Azimut Holding SpA	67,499	663

Electric: Utilities 2.09%

Iren SpA	289,230	500
Terna-Rete Elettrica Nationale SpA	120,150	511

		1,011

Electrical Equipment 0.70%

Prysmian SpA	18,645	341

Food Products 1.20%

Parmalat SpA	226,513	581

Internet & Catalog Retail 0.76%

Yoox SpA*	36,106	369

Textiles, Apparel & Luxury Goods 0.91%

Safilo Group SpA*	33,152	441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
Italy (continued)

Transportation Infrastructure 0.49%

Ansaldo STS SpA	18,481	$239

Total Italy		3,887

Japan 16.08%

Auto Components 1.33%

Keihin Corp.	16,100	331
Nifco, Inc.	13,100	315

		646

Chemicals 1.82%

JSR Corp.	36,600	623
ZEON Corp.	31,000	257

		880

Communications Equipment 0.77%

Hitachi Kokusai Electric, Inc.	49,000	372

Containers & Packaging 1.44%

FP Corp.	12,900	698

Diversified Consumer Services 1.13%

Benesse Holdings, Inc.	11,400	549

Electronic Equipment, Instruments & Components 0.96%

Nippon Electric Glass Co., Ltd.	34,000	464

Health Care Equipment & Supplies 1.11%

Hogy Medical Co., Ltd.	11,100	537

Hotels, Restaurants & Leisure 0.67%

PGM Holdings KK	507	323

Household Durables 0.86%

Makita Corp.	13,200	419

Information Technology Services 1.28%

OBIC Co., Ltd.	3,270	618

Machinery 1.15%

Sumitomo Heavy Industries Ltd.	108,000	556

Multi-Line Retail 0.97%

Isetan Mitsukoshi Holdings Ltd.	45,492	472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Pharmaceuticals 0.54%

Rohto Pharmaceutical Co., Ltd.	21,000	$262

Real Estate Investment Trusts 0.33%

United Urban Investment Corp.	23	158

Semiconductors & Semiconductor Equipment 0.16%

Axell Corp.	4,000	80

Specialty Retail 0.92%

Nitori Co., Ltd.	5,350	447

Wireless Telecommunication Services 0.64%

Okinawa Cellular Telephone Co.	152	309

Total Japan		7,790

Netherlands 0.33%

Electrical Equipment

Draka Holding NV*	8,910	158

Philippines 4.68%

Commercial Banks 2.41%

Metropolitan Bank & Trust Co.	359,690	573
Philippine National Bank*	400,280	593

		1,166

Real Estate Management & Development 2.27%

Filinvest Land, Inc.	7,416,000	223
Megaworld Corp.	17,328,000	877

		1,100

Total Philippines		2,266

Poland 0.16%

Beverages

Central European Distribution Corp.*	3,447	77

Spain 3.54%

Commercial Services & Supplies 1.26%

Prosegur Compania de Seguridad SA Registered Shares	10,184	609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
Spain (continued)

Food Products 2.28%

Ebro Foods SA	20,840	$417
Viscofan SA	20,909	689

		1,106

Total Spain		1,715

Sweden 1.08%

Food & Staples Retailing

Axfood AB	15,867	522

Switzerland 4.19%

Capital Markets 0.94%

EFG International AG	39,348	455

Hotels, Restaurants & Leisure 0.68%

Orascom Development Holding AG*	1,134	59
Orascom Development Holding AG EDR*	105,520	270

		329

Household Durables 0.47%

Forbo Holding AG	420	231

Life Sciences Tools & Services 0.65%

Lonza Group AG Registered Shares	3,685	315

Specialty Retail 1.45%

Dufry Group Registered Shares*	7,357	703

Total Switzerland		2,033

Taiwan 1.22%

Computers & Peripherals 1.22%
Wistron Corp.	323,506	590

Diversified Financial Services 0.00%

iShares MSCI Taiwan Index Fund ETF	54	—	(a)

Total Taiwan		590

Turkey 0.79%

Transportation Infrastructure

TAV Havalimanlari Holding AS*	71,580	384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom 18.66%

Aerospace & Defense 0.70%

Cobham plc	92,690	$336

Airlines 0.70%

easyJet plc*	58,524	340

Beverages 1.20%

Britvic plc	76,322	582

Capital Markets 2.66%

BlueBay Asset Management plc	104,002	563
Schroders plc	32,175	727

		1,290

Chemicals 0.76%

Croda International plc	15,820	368

Commercial Services & Supplies 1.35%

Babcock International Group plc	73,162	655

Electrical Equipment 0.12%

Ceres Power Holdings plc*	51,000	56

Hotels, Restaurants & Leisure 2.19%

PartyGaming plc*	114,157	494
Sportingbet plc	455,191	566

		1,060

Household Durables 0.54%

Bellway plc	28,953	262

Insurance 2.29%

Amlin plc	80,734	509
Catlin Group Ltd.	112,625	602

		1,111

Internet Software & Services 0.72%

Telecity Group plc*	44,746	348

Oil, Gas & Consumable Fuels 2.13%

Dragon Oil plc*	74,499	515
Premier Oil plc*	19,904	517

		1,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

September 30, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Professional Services 2.36%

Intertek Group plc	20,510	$590
Michael Page International plc	76,617	555

		1,145

Software 0.36%

Micro Focus International plc	29,308	176

Specialty Retail 0.58%

Carphone Warehouse Group plc*	66,020	283

Total United Kingdom		9,044

Total Common Stocks (cost $39,159,758)		45,518

PREFERRED STOCKS 1.80%

Brazil

Electric: Utilities 1.05%

Companhia de Transmissao de Energia Eletrica Paulista	16,545	508

Machinery 0.75%

Marcopolo SA	109,194	361

Total Preferred Stocks (cost $652,498)		869

Total Long-Term Investments (cost $39,812,256)		46,387

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.58%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $785,000 of Federal Home Loan Mortgage Corp. at 0.15% due 5/25/2011; value: $783,823; proceeds: $766,177 (cost $766,176)	$766	766

Total Investments in Securities 97.31% (cost $40,578,432)		47,153

Foreign Cash and Other Assets in Excess of Liabilities 2.69%		1,304

Net Assets 100.00%		$48,457

ADR American Depositary Receipt.

EDR Egyptian Depositary Receipt.

ETF Exchange Traded Fund.

*	Non-income producing security.
(a)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-MID CAP VALUE PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 96.10%

Auto Components 1.07%

Gentex Corp.	56,200	$1,096
Lear Corp.*	47,600	3,757

Total		4,853

Capital Markets 4.29%

Affiliated Managers Group, Inc.*	54,200	4,228
Invesco Ltd.	203,100	4,312
Lazard Ltd. Class A	309,540	10,859

Total		19,399

Chemicals 3.03%

Air Products & Chemicals, Inc.	62,000	5,135
Celanese Corp. Series A	41,988	1,348
Eastman Chemical Co.	35,300	2,612
Olin Corp.	227,100	4,578

Total		13,673

Commercial Banks 10.50%

City National Corp.	157,400	8,353
Comerica, Inc.	137,700	5,116
Commerce Bancshares, Inc.	111,685	4,198
Cullen/Frost Bankers, Inc.	103,200	5,559
KeyCorp	703,900	5,603
M&T Bank Corp.	36,900	3,019
Signature Bank*	76,003	2,952
SunTrust Banks, Inc.	53,300	1,377
TCF Financial Corp.	341,315	5,526
UMB Financial Corp.	65,300	2,319
Zions Bancorporation	160,953	3,438

Total		47,460

Commercial Services & Supplies 0.93%

Republic Services, Inc.	138,462	4,222

Computers & Peripherals 0.74%

Diebold, Inc.	107,300	3,336

Containers & Packaging 2.65%

Ball Corp.	72,000	4,237
Greif, Inc. Class A	78,300	4,607
Owens-Illinois, Inc.*	111,224	3,121

Total		11,965

Diversified Financial Services 0.83%

CIT Group, Inc.*	91,437	3,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-MID CAP VALUE PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Diversified Telecommunication Services 1.44%

CenturyLink, Inc.	165,419	$6,527

Electric: Utilities 1.54%

Northeast Utilities	91,263	2,699
PPL Corp.	155,700	4,240

Total		6,939

Electrical Equipment 0.96%

AMETEK, Inc.	91,200	4,357

Electronic Equipment, Instruments & Components 0.74%

Tyco Electronics Ltd. (Switzerland)(a)	114,000	3,331

Energy Equipment & Services 4.41%

Halliburton Co.	201,060	6,649
Helmerich & Payne, Inc.	55,700	2,254
Superior Energy Services, Inc.*	137,600	3,673
Weatherford International Ltd. (Switzerland)*(a)	428,800	7,332

Total		19,908

Food Products 1.23%

Bunge Ltd.	94,234	5,575

Gas Utilities 1.83%

EQT Corp.	172,400	6,217
Questar Corp.	117,000	2,051

Total		8,268

Health Care Equipment & Supplies 2.86%

Cooper Cos., Inc. (The)	103,200	4,770
Kinetic Concepts, Inc.*	122,300	4,474
Zimmer Holdings, Inc.*	70,200	3,673

Total		12,917

Health Care Providers & Services 3.48%

AmerisourceBergen Corp.	76,700	2,352
HealthSouth Corp.*	188,935	3,628
McKesson Corp.	69,400	4,288
Patterson Cos., Inc.	79,493	2,277
Universal Health Services, Inc. Class B	81,300	3,159

Total		15,704

Hotels, Restaurants & Leisure 0.89%

Marriott International, Inc. Class A	52,537	1,882
Penn National Gaming, Inc.*	72,300	2,141

Total		4,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-MID CAP VALUE PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Household Durables 1.95%

Fortune Brands, Inc.	138,600	$6,823
Tupperware Brands Corp.	43,500	1,991

Total		8,814

Industrial Conglomerates 1.02%

Tyco International Ltd. (Switzerland)(a)	125,100	4,595

Information Technology Services 4.94%

Fiserv, Inc.*	149,900	8,067
VeriFone Systems, Inc.*	310,063	9,634
Western Union Co. (The)	260,200	4,598

Total		22,299

Insurance 3.06%

ACE Ltd. (Switzerland)(a)	46,519	2,710
Aon Corp.	61,000	2,386
Markel Corp.*	3,903	1,345
PartnerRe Ltd.	72,490	5,812
W.R. Berkley Corp.	58,900	1,594

Total		13,847

Machinery 7.86%

Eaton Corp.	81,612	6,732
Ingersoll-Rand plc (Ireland)(a)	118,800	4,242
Kennametal, Inc.	124,800	3,860
Pall Corp.	99,111	4,127
Parker Hannifin Corp.	61,100	4,281
Pentair, Inc.	34,100	1,147
Trinity Industries Inc	65,020	1,448
WABCO Holdings, Inc.*	230,500	9,667

Total		35,504

Media 6.02%

Interpublic Group of Cos., Inc. (The)*	1,259,380	12,631
Meredith Corp.	143,700	4,787
Omnicom Group, Inc.	248,200	9,799

Total		27,217

Metals & Mining 5.90%

Agnico-Eagle Mines Ltd. (Canada)(a)	84,695	6,016
IAMGOLD Corp. (Canada)(a)	269,600	4,775
Reliance Steel & Aluminum Co.	166,200	6,902
Royal Gold, Inc.	36,000	1,794
Steel Dynamics, Inc.	154,400	2,178
United States Steel Corp.	113,500	4,976

Total		26,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-MID CAP VALUE PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Multi-Line Retail 0.69%

Big Lots, Inc.*	32,300	$1,074
J.C. Penney Co., Inc.	30,100	818
Macy’s, Inc.	53,500	1,235

Total		3,127

Multi-Utilities 1.43%

CMS Energy Corp.	358,218	6,455

Oil, Gas & Consumable Fuels 5.15%

Cabot Oil & Gas Corp.	44,200	1,331
El Paso Corp.	747,700	9,257
Forest Oil Corp.*	37,474	1,113
Murphy Oil Corp.	19,000	1,176
QEP Resources, Inc.	154,100	4,645
Range Resources Corp.	66,700	2,543
Williams Cos., Inc. (The)	167,000	3,191

Total		23,256

Pharmaceuticals 3.27%

Mylan, Inc.*	381,611	7,178
Par Pharmaceutical Cos., Inc.*	57,800	1,681
Warner Chilcott plc Class A (Ireland)(a)	161,000	3,613
Watson Pharmaceuticals, Inc.*	54,700	2,314

Total		14,786

Real Estate Investment Trusts 1.21%

Alexandria Real Estate
Equities, Inc.	54,100	3,787
Duke Realty Corp.	144,000	1,669

Total		5,456

Road & Rail 1.05%

Heartland Express, Inc.	99,700	1,483
Kansas City Southern*	87,500	3,273

Total		4,756

Semiconductors & Semiconductor Equipment 2.50%

Analog Devices, Inc.	62,800	1,971
Micron Technology, Inc.*	459,300	3,312
National Semiconductor Corp.	258,950	3,307
Xilinx, Inc.	102,200	2,719

Total		11,309

Software 1.81%

Adobe Systems, Inc.*	133,180	3,483
Intuit, Inc.*	106,714	4,675

Total		8,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-MID CAP VALUE PORTFOLIO September 30, 2010

Investments	Shares	Value (000)
Specialty Retail 4.00%
Guess?, Inc.	55,000	$2,235
J. Crew Group, Inc.*	61,000	2,051
PetSmart, Inc.	151,000	5,285
Pier 1 Imports, Inc.*	656,800	5,379
Regis Corp.	163,700	3,131

Total		18,081

Textiles, Apparel & Luxury Goods 0.65%

VF Corp.	36,500	2,957

Water Utilities 0.17%

Aqua America, Inc.	38,100	777

Total Common Stocks (cost $371,514,628)		434,224

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.81%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $15,055,000 of Federal Home Loan Bank at 0.58% due 6/1/2011 and $2,450,000 of Federal Home Loan Mortgage Corp. at 0.12% due 6/1/2011; value: $17,558,394; proceeds: $17,212,619 (cost $17,212,600)	$17,213	17,213

Total Investments in Securities 99.91% (cost $388,727,228)		451,437

Other Assets in Excess of Liabilities 0.09%		423

Net Assets 100.00%		$451,860

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
ASSET-BACKED SECURITIES 5.48%

Automobiles 3.67%

Bank of America Auto Trust 2010-2 A2	0.91%	10/15/2012	$5		$5,015
BMW Vehicle Lease Trust 2009-1 A3	2.91%	3/15/2012	4		4,299
Capital Auto Receivables Asset Trust 2007-4A A3B	0.957%#	12/15/2011	—	(a)	669
Capital Auto Receivables Asset Trust 2008-1 A3B	1.257%#	8/15/2012	4		4,180
Capital One Prime Auto Receivables Trust 2007-1 A4	0.277%#	12/15/2012	6		5,656
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	—	(a)	91
CarMax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	—	(a)	820
CarMax Auto Owner Trust 2007-3 A3B	0.657%#	12/15/2011	—	(a)	466
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	5		5,000
Ford Credit Auto Owner Trust 2007-B A3B	0.597%#	11/15/2011	4		4,459
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	3		3,418
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	3		3,200
Hyundai Auto Receivables Trust 2010-A A2	0.86%	11/15/2012	5		5,012
Nissan Auto Lease Trust 2010-A A2	1.10%	3/15/2013	5		5,011
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	—	(a)	263
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	5		5,004
World Omni Auto Receivables Trust 2007-A A4	0.257%#	11/15/2012	4		4,395

Total					56,958

Credit Cards 1.81%

Bank of America Credit Card Trust 2006-A15	0.257%#	4/15/2014	5		4,989
Bank of America Credit Card Trust 2007-A2	0.277%#	6/17/2013	5		4,998
Capital One Multi-Asset Execution Trust 2004-A5	0.407%#	3/17/2014	10		9,998
Discover Card Master Trust I 2006-1 A2	0.307%#	8/16/2013	8		7,998

Total					27,983

Total Asset-Backed Securities (cost $84,808)					84,941

CORPORATE BONDS 42.26%

Aerospace/Defense 0.20%

Alliant Techsystems, Inc.	6.75%	4/1/2016	3		3,142

Air Transportation 1.40%

Bristow Group, Inc.	6.125%	6/15/2013	2		2,035
Continental Airlines 1998-1 Class B Pass Through Trust	6.748%	3/15/2017	—	(a)	686
Continental Airlines 1999-1 Class A Pass Through Trust	6.545%	2/2/2019	—	(a)	990
Delta Air Lines, Inc. 2007-1 Class A Pass Through Trust	6.821%	8/10/2022	2		1,704
Northwest Airlines, Inc. 2007-1 Class A Pass Through Trust	7.027%	11/1/2019	3		2,919
Southwest Airlines Co.†	10.50%	12/15/2011	9		9,873
Southwest Airlines Co. 2007-1 Pass Through	6.65%	8/1/2022	—	(a)	971
UAL 2007-1 Pass Through Trust	6.636%	7/2/2022	3		2,600

Total					21,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Apparel 0.14%

Phillips-Van Heusen Corp.	7.75%	11/15/2023	$2	$2,221

Auto Parts: Original Equipment 0.28%

Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	1	1,043
ITC Holdings Corp.†	5.50%	1/15/2020	3	3,318

Total				4,361

Banks: Diversified 3.03%

Ally Financial, Inc.	1.75%	10/30/2012	5	5,118
Bank of America Corp.	2.10%	4/30/2012	10	10,250
Bank of America Corp.	5.625%	7/1/2020	5	5,294
Bank of America Corp.	7.375%	5/15/2014	5	5,751
CIT Group, Inc.	7.00%	5/1/2017	2	1,968
Corporacion Andina de Fomento (Venezuela)(b)	3.75%	1/15/2016	2	2,014
Credit Suisse AG (Switzerland)(b)	5.40%	1/14/2020	2	2,137
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	4	4,224
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	3	3,274
JPMorgan Chase & Co.	6.30%	4/23/2019	4	4,643
Morgan Stanley	7.25%	4/1/2032	2	2,339

Total				47,012

Banks: Money Center 0.39%

SVB Financial Group	5.375%	9/15/2020	6	6,106

Biotechnology Research & Production 1.07%

Amgen, Inc.	5.70%	2/1/2019	4	4,788
Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	2	2,035
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	9	9,810

Total				16,633

Broadcasting 0.62%

Allbritton Communications Co.	8.00%	5/15/2018	2	2,015
Cox Communications, Inc.	4.625%	6/1/2013	5	5,397
Salem Communications Corp.	9.625%	12/15/2016	2	2,135

Total				9,547

Brokers 0.31%

Raymond James Financial, Inc.	8.60%	8/15/2019	4	4,800

Building Materials 0.13%

Building Materials Corp. of America†	7.00%	2/15/2020	2	2,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Business Services 0.34%

Hillenbrand, Inc.	5.50%	7/15/2020	$3		$3,151
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	2		2,135

Total					5,286

Cable Services 0.68%

Comcast Corp.	6.40%	3/1/2040	2		2,231
Time Warner Cable, Inc.	7.50%	4/1/2014	7		8,257

Total					10,488

Chemicals 0.96%

Airgas, Inc.†	7.125%	10/1/2018	3		3,315
CF Industries, Inc.	7.125%	5/1/2020	1		1,096
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2		1,980
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	3		3,195
Mosaic Co. (The)†	7.625%	12/1/2016	3		3,254
Phibro Animal Health Corp.†	9.25%	7/1/2018	2		2,080

Total					14,920

Coal 0.47%

Drummond Co., Inc.	7.375%	2/15/2016	4		4,095
Drummond Co., Inc.†	9.00%	10/15/2014	2		2,123
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1		1,041

Total					7,259

Computer Hardware 0.29%

Maxim Integrated Products, Inc.	3.45%	6/14/2013	2		2,059
Seagate Technology International†	10.00%	5/1/2014	2		2,370

Total					4,429

Computer Software 0.73%

BMC Software, Inc.	7.25%	6/1/2018	4		4,837
Intuit, Inc.	5.75%	3/15/2017	2		2,269
SunGard Data Systems, Inc.	10.25%	8/15/2015	4		4,230

Total					11,336

Consumer Products 0.27%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	4		4,225

Containers 0.78%

Pactiv Corp.	7.95%	12/15/2025	—	(a)	843
Rock-Tenn Co.	5.625%	3/15/2013	3		3,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers (continued)

Rock-Tenn Co.	9.25%	3/15/2016	$4	$4,410
Sealed Air Corp.†	6.875%	7/15/2033	4	3,801

Total				12,137

Data Product, Equipment & Communications 0.14%

Fidelity National Information Services, Inc.†	7.875%	7/15/2020	2	2,165

Diversified 0.70%

BHP Billiton Finance USA Ltd. (Australia)(b)	5.40%	3/29/2017	2	2,285
BHP Billiton Finance USA Ltd. (Australia)(b)	6.50%	4/1/2019	7	8,606

Total				10,891

Drugs 0.62%

Pfizer, Inc.	7.20%	3/15/2039	2	2,731
Valeant Pharmaceuticals International†	7.00%	10/1/2020	2	2,050
Valeant Pharmaceuticals International†	7.625%	3/15/2020	2	2,550
Valeant Pharmaceuticals International	8.375%	6/15/2016	2	2,330

Total				9,661

Electric: Power 4.66%

Black Hills Corp.	9.00%	5/15/2014	3	3,557
Bruce Mansfield Unit	6.85%	6/1/2034	2	2,192
CenterPoint Energy Houston Electric LLC	5.75%	1/15/2014	5	5,680
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	2	2,362
Connecticut Light & Power Co. (The)	6.35%	6/1/2036	2	2,484
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	4	3,707
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	3	3,057
Elm Road Generating Station Supercritical LLC†	6.09%	2/11/2040	2	2,225
Entergy Gulf States, Inc.	5.25%	8/1/2015	5	5,008
Entergy Louisiana LLC	5.83%	11/1/2010	5	5,011
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	3	3,454
NiSource Finance Corp.	7.875%	11/15/2010	7	7,049
NiSource Finance Corp.	10.75%	3/15/2016	3	3,967
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	2	2,195
NV Energy, Inc.	8.625%	3/15/2014	2	2,068
Old Dominion Electric Cooperative	6.25%	6/1/2011	5	5,172
PNM Resources, Inc.	9.25%	5/15/2015	1	1,081
Potomac Edison Co. (The)	5.35%	11/15/2014	2	2,210
Tampa Electric Co.	6.55%	5/15/2036	2	2,408
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3	3,951
Wisconsin Electric Power Co.	5.625%	5/15/2033	3	3,378

Total				72,216

Electrical Equipment 0.21%

Public Service Co. of New Mexico	7.95%	5/15/2018	3	3,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics 0.41%

Sensus USA, Inc.	8.625%	12/15/2013	$3	$3,045
Thomas & Betts Corp.	5.625%	11/15/2021	3	3,372

Total				6,417

Electronics: Semi-conductors/Components 0.45%

Agilent Technologies, Inc.	6.50%	11/1/2017	2	2,307
KLA-Tencor Corp.	6.90%	5/1/2018	4	4,595

Total				6,902

Energy Equipment & Services 0.87%

Cameron International Corp.	6.375%	7/15/2018	3	3,420
Cameron International Corp.	7.00%	7/15/2038	3	3,478
EQT Corp.	6.50%	4/1/2018	2	2,267
Michigan Consolidated Gas Co.	5.70%	3/15/2033	3	3,297
NRG Energy, Inc.†	8.25%	9/1/2020	1	1,036

Total				13,498

Environmental Services 0.28%

Casella Waste Systems, Inc.	11.00%	7/15/2014	4	4,400

Fertilizers 0.70%

Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.25%	5/15/2014	7	7,780
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.875%	12/1/2036	3	3,128

Total				10,908

Financial Services 3.93%

AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	1	1,046
Aon Corp.	5.00%	9/30/2020	2	2,046
Bear Stearns Cos. LLC	7.25%	2/1/2018	3	3,660
Citigroup Funding, Inc.	1.875%	10/22/2012	10	10,260
General Electric Capital Corp.	2.00%	9/28/2012	15	15,421
General Electric Capital Corp.	6.875%	1/10/2039	10	11,522
Lender Processing Services, Inc.	8.125%	7/1/2016	2	2,165
Nomura Holdings, Inc. (Japan)(b)	6.70%	3/4/2020	1	1,145
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	2	2,300
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	2	2,110
Prudential Financial, Inc.	6.625%	6/21/2040	1	1,151
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2	2,214
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	5	5,885

Total				60,925

Financial: Miscellaneous 0.63%

NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	5	5,323
Sally Holdings LLC/Sally Capital, Inc.	10.50%	11/15/2016	4	4,400

Total				9,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food 0.14%

Southern States Cooperative, Inc.†	11.25%	5/15/2015	$2	$2,130

Gaming 0.06%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	1	961

Health Care Products 0.14%

Biomet, Inc.	11.625%	10/15/2017	2	2,238

Health Care Services 0.40%

DaVita, Inc.	6.625%	3/15/2013	3	3,063
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	1	1,054
Psychiatric Solutions, Inc.	7.75%	7/15/2015	2	2,090

Total				6,207

Hospital Management 0.27%

Universal Health Services, Inc.	6.75%	11/15/2011	2	2,081
Universal Health Services, Inc.	7.125%	6/30/2016	2	2,154

Total				4,235

Household Furnishings 0.14%

Simmons Bedding Co.†	11.25%	7/15/2015	2	2,158

Industrial Products 0.15%

Vale Overseas Ltd. (Brazil)(b)	6.875%	11/21/2036	2	2,290

Insurance 0.57%

Aflac, Inc.	6.45%	8/15/2040	2	2,089
Aflac, Inc.	8.50%	5/15/2019	2	2,549
Fidelity National Financial, Inc.	6.60%	5/15/2017	2	2,067
Willis North America, Inc.	7.00%	9/29/2019	2	2,202

Total				8,907

Investment Management Companies 0.35%

Lazard Group LLC	7.125%	5/15/2015	5	5,460

Leasing 0.14%

International Lease Finance Corp.†	8.625%	9/15/2015	2	2,145

Leisure 0.45%

Seneca Gaming Corp.	7.25%	5/1/2012	2	1,980
Speedway Motorsports, Inc.	6.75%	6/1/2013	3	3,045
Travelport LLC/Travelport, Inc.†	9.00%	3/1/2016	2	1,995

Total				7,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery: Agricultural 0.29%

Lorillard Tobacco Co.	8.125%	6/23/2019	$2	$2,293
Lorillard Tobacco Co.	8.125%	5/1/2040	2	2,154

Total				4,447

Machinery: Industrial/specialty 0.28%

CPM Holdings, Inc.†	10.625%	9/1/2014	2	2,165
SPX Corp.†	6.875%	9/1/2017	2	2,130

Total				4,295

Machinery: Oil Well Equipment & Services 0.47%

National Oilwell Varco, Inc.	6.125%	8/15/2015	7	7,231

Manufacturing 0.21%

Wabtec Corp.	6.875%	7/31/2013	3	3,187

Media 0.83%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	5	5,200
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	2	2,232
Nielsen Finance LLC/Nielsen Finance Co.†	7.75%	10/15/2018	1	993
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	2	2,280
Rainbow National Services LLC†	10.375%	9/1/2014	2	2,090

Total				12,795

Metals & Minerals: Miscellaneous 1.85%

Compass Minerals International, Inc.	8.00%	6/1/2019	2	2,122
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	6	6,706
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	9	11,121
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	2	2,433
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	5	6,306

Total				28,688

Natural Gas 0.44%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	2	2,514
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,369

Total				6,883

Oil 1.27%

Continental Resources, Inc.†	7.375%	10/1/2020	1	1,060
Continental Resources, Inc.	8.25%	10/1/2019	2	2,200
Mariner Energy, Inc.	11.75%	6/30/2016	2	2,525
NuStar Logistics LP	4.80%	9/1/2020	2	2,024
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	3	3,143
QEP Resources, Inc.	6.875%	3/1/2021	3	3,263
Rosetta Resources, Inc.	9.50%	4/15/2018	2	2,070
Shell International Finance BV (Netherlands)(b)	5.50%	3/25/2040	2	2,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil (continued)

Whiting Petroleum Corp.	7.00%	2/1/2014	$1	$1,060

Total				19,643

Oil: Crude Producers 0.77%

Cimarex Energy Co.	7.125%	5/1/2017	2	2,110
NGPL PipeCo LLC†	6.514%	12/15/2012	2	2,128
NGPL PipeCo LLC†	7.119%	12/15/2017	1	1,087
Noble Energy, Inc.	5.25%	4/15/2014	2	2,184
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,124
Southwestern Energy Co.	7.50%	2/1/2018	2	2,270

Total				11,903

Oil: Integrated Domestic 0.73%

National Fuel Gas Co.	8.75%	5/1/2019	3	3,837
Occidental Petroleum Corp.	9.25%	8/1/2019	2	2,763
Questar Gas Co.	7.20%	4/1/2038	3	3,736
Weatherford International Ltd.	6.75%	9/15/2040	1	1,046

Total				11,382

Paper & Forest Products 0.56%

Clearwater Paper Corp.	10.625%	6/15/2016	3	3,390
Plum Creek Timberlands LP	5.875%	11/15/2015	3	3,319
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	2	2,030

Total				8,739

Pollution Control 0.19%

Allied Waste North America, Inc.	6.50%	11/15/2010	3	3,020

Railroads 0.23%

Burlington Northern Santa Fe LLC	7.00%	2/1/2014	3	3,513

Real Estate Investment Trusts 0.74%

Developers Diversified Realty Corp.	7.875%	9/1/2020	2	2,076
Federal Realty Investment Trust	4.50%	2/15/2011	5	5,062
Federal Realty Investment Trust	5.40%	12/1/2013	3	3,267
Federal Realty Investment Trust	5.90%	4/1/2020	1	1,114

Total				11,519

Retail 0.44%

Games Merger Corp.†	11.00%	6/1/2018	2	2,170
QVC, Inc.†	7.50%	10/1/2019	2	2,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

Retail (continued)

Wal-Mart Stores, Inc.	6.50%	8/15/2037	$2	$2,505

Total				6,775

Retail: Specialty 0.13%

Brown Shoe Co., Inc.	8.75%	5/1/2012	2	2,055

Steel 0.58%

Allegheny Technologies, Inc.	9.375%	6/1/2019	4	4,842
Valmont Industries, Inc.	6.625%	4/20/2020	4	4,128

Total				8,970

Storage Facilities 0.14%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	2	2,150

Telecommunications 1.57%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	3	3,056
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	2	2,220
DigitalGlobe, Inc.	10.50%	5/1/2014	4	4,470
GCI, Inc.	7.25%	2/15/2014	3	3,075
GeoEye, Inc.	9.625%	10/1/2015	2	2,193
Koninklijke KPN NV (Netherlands)(b)	8.00%	10/1/2010	5	5,000
Millicom International Cellular SA (Luxembourg)(b)	10.00%	12/1/2013	2	2,068
NII Capital Corp.	8.875%	12/15/2019	2	2,232

Total				24,314

Telecommunications Equipment 0.30%

Cisco Systems, Inc.	4.95%	2/15/2019	4	4,584

Tobacco 0.28%

Altria Group, Inc.	9.95%	11/10/2038	3	4,336

Transportation: Miscellaneous 0.98%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	2	2,021
CSX Corp.	6.75%	3/15/2011	5	5,127
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	8.875%	4/1/2018	1	1,010
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	7	7,050

Total				15,208

Utilities: Electrical 0.48%

Calpine Corp.†	7.875%	7/31/2020	2	2,065
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	2	2,160
Otter Tail Corp.	9.00%	12/15/2016	3	3,240

Total				7,465

Total Corporate Bonds (cost $637,803)				655,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.38%

Panama 0.16%

Republic of Panama	6.70%	1/26/2036	$2	$2,465

Peru 0.15%

Republic of Peru	6.55%	3/14/2037	2	2,435

Poland 0.07%

Republic of Poland	3.875%	7/16/2015	1	1,045

Total Foreign Government Obligations (cost $5,989)				5,945

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.21%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	10	11,270
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	10	10,786
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	10	10,886
Federal Home Loan Mortgage Corp. K008 A2	3.531%	6/25/2020	10	10,320
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	6	6,530

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $48,097)				49,792

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 18.46%
Federal Home Loan Mortgage Corp.	5.00%	10/1/2018 - 12/1/2018	21	22,935
Federal Home Loan Mortgage Corp.(c)	5.00%	TBA	20	21,009
Federal Home Loan Mortgage Corp.	5.09%#	12/1/2035	9	9,288
Federal Home Loan Mortgage Corp.(c)	6.00%	TBA	90	96,497
Federal National Mortgage Assoc.	5.256%#	10/1/2035	10	10,357
Federal National Mortgage Assoc.	5.50%	2/1/2035 - 1/1/2037	79	84,542
Federal National Mortgage Assoc.	5.839%#	10/1/2036	9	9,536
Federal National Mortgage Assoc.(c)	6.00%	TBA	30	32,227

Total Government Sponsored Enterprises Pass-Throughs (cost $286,100)				286,391

MUNICIPAL BONDS 2.80%

Education 0.33%

OH St Univ Gen Rcpts Build Amer Bds Ser C(d)	4.91%	6/1/2040	5	5,102

Housing 0.36%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	5	5,603

Other Revenue 0.34%

Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	5	5,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sales Tax 0.34%

New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	$5		$5,284

Transportation 0.73%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	5		5,423
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	5		5,849

Total					11,272

Utilities 0.70%

New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	5		5,580
Sacramento CA Muni Util Dist Build America Bds Ser W	6.156%	5/15/2036	5		5,249

Total					10,829

Total Municipal Bonds (cost $41,444)					43,467

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.17%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	10		10,431
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	2		1,515
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	10		10,837
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	10		10,978
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.346%#	9/10/2047	10		10,754
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%	2/15/2039	10		10,008
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	9		9,065
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	10		10,584
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	10		10,625
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	10		10,837
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	—	(a)	837
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	9		9,200
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	10		10,550
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	6		6,232
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	4		3,562
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	10		10,798
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	2		1,733
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	5		4,536
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	10		10,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-TOTAL RETURN PORTFOLIO September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	$3	$2,885
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	1	1,444
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	4	3,762
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	10	10,818
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	5	4,874
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.374%#	10/15/2044	10	11,037

Total Non-Agency Commercial Mortgage-Backed Securities (cost $185,839)				188,809

PASS-THROUGH AGENCY 2.04%

Government National Mortgage Assoc.(c) (cost $31,616)	4.50%	TBA	30	31,566

U.S. TREASURY OBLIGATIONS 22.52%

U.S. Treasury Bond	4.375%	5/15/2040	12	13,479
U.S. Treasury Note	1.25%	8/31/2015	94	93,985
U.S. Treasury Note	1.375%	1/15/2013	41	41,817
U.S. Treasury Note	2.375%	10/31/2014	87	91,839
U.S. Treasury Note	2.625%	8/15/2020	17	17,162
U.S. Treasury Note	3.00%	2/28/2017	10	10,756
U.S. Treasury Note	3.25%	3/31/2017	65	70,901
U.S. Treasury Strips	Zero Coupon	11/15/2027	17	9,354

Total U.S. Treasury Obligations (cost $343,659)				349,293

Total Investments in Securities 109.32% (cost $1,665,355)				1,695,819

Liabilities in Excess of Cash and Other Assets (9.32%)				(144,588)

Net Assets 100.00%				$1,551,231

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Securities purchased on a when-issued basis (See Note 2(d)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC.-VALUE OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value
COMMON STOCKS 105.01%

Aerospace & Defense 2.95%

Curtiss-Wright Corp.	45	$1,364
Hexcel Corp.*	139	2,473
Spirit AeroSystems Holdings, Inc.
Class A*	98	1,953

Total		5,790

Air Freight & Logistics 2.09%

Atlas Air Worldwide Holdings, Inc.*	30	1,509
C.H. Robinson Worldwide, Inc.	37	2,587

Total		4,096

Auto Components 1.40%

Gentex Corp.	141	2,751

Automobiles 0.67%

Harley-Davidson, Inc.	46	1,308

Building Products 0.51%

Trex Co., Inc.*	52	992

Capital Markets 1.91%

Lazard Ltd. Class A	107	3,754

Chemicals 4.61%

Albemarle Corp.	94	4,400
Eastman Chemical Co.	16	1,184
Olin Corp.	171	3,447

Total		9,031

Commercial Banks 8.49%

Comerica, Inc.	91	3,381
Commerce Bancshares, Inc.	70	2,631
Cullen/Frost Bankers, Inc.	28	1,508
East West Bancorp, Inc.	79	1,286
Fifth Third Bancorp	128	1,540
First Financial Bancorp	123	2,052
Huntington Bancshares, Inc.	136	771
KeyCorp	320	2,547
Webster Financial Corp.	53	931

Total		16,647

Commercial Services & Supplies 2.50%

Tetra Tech, Inc.*	103	2,160
Waste Connections, Inc.*	69	2,737

Total		4,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-VALUE OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value
Computers & Peripherals 0.86%

Diebold, Inc.	54	$1,679

Construction & Engineering 3.15%

Chicago Bridge & Iron Co. NV (Netherlands)*(a)	90	2,201
EMCOR Group, Inc.*	80	1,967
Jacobs Engineering Group, Inc.*	52	2,012

Total		6,180

Diversified Financial Services 1.50%

CIT Group, Inc.*	72	2,939

Electric: Utilities 1.50%

Cleco Corp.	99	2,932

Electrical Equipment 4.02%

AMETEK, Inc.	56	2,675
EnerSys*	130	3,246
Roper Industries, Inc.	30	1,956

Total		7,877

Electronic Equipment, Instruments & Components 2.48%

Amphenol Corp. Class A	41	2,008
Plexus Corp.*	97	2,847

Total		4,855

Energy Equipment & Services 4.88%

Bristow Group, Inc.*	52	1,876
Key Energy Services, Inc.*	233	2,216
Oceaneering International, Inc.*	26	1,400
Superior Energy Services, Inc.*	92	2,455
Weatherford International Ltd. (Switzerland)*(a)	95	1,625

Total		9,572

Food Products 1.64%

Bunge Ltd.	35	2,071
Lance, Inc.	54	1,150

Total		3,221

Gas Utilities 1.60%

UGI Corp.	110	3,147

Health Care Equipment & Supplies 1.50%

Kinetic Concepts, Inc.*	26	951
Teleflex, Inc.	35	1,987

Total		2,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-VALUE OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value
Health Care Providers & Services 2.16%

LifePoint Hospitals, Inc.*	73	$2,559
McKesson Corp.	27	1,668

Total		4,227

Hotels, Restaurants & Leisure 1.64%

Darden Restaurants, Inc.	50	2,139
Hyatt Hotels Corp. Class A*	29	1,084

Total		3,223

Household Durables 1.98%

Fortune Brands, Inc.	79	3,889

Information Technology Services 8.82%

Alliance Data Systems Corp.*	51	3,328
Amdocs Ltd. (Guernsey)*(a)	99	2,837
Fiserv, Inc.*	61	3,283
Global Payments, Inc.	35	1,501
Lender Processing Services, Inc.	65	2,160
Sapient Corp.	349	4,178

Total		17,287

Insurance 3.91%

Brown & Brown, Inc.	85	1,716
HCC Insurance Holdings, Inc.	90	2,348
PartnerRe Ltd.	45	3,608

Total		7,672

Life Sciences Tools & Services 1.86%

PerkinElmer, Inc.	158	3,656

Machinery 3.10%

Actuant Corp. Class A	54	1,240
RBC Bearings, Inc.*	52	1,767
Trinity Industries, Inc.	8	178
WABCO Holdings, Inc.*	69	2,894

Total		6,079

Marine 0.67%

Kirby Corp.*	33	1,322

Media 3.76%

Interpublic Group of Cos., Inc. (The)*	502	5,035
Meredith Corp.	70	2,332

Total		7,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC.-VALUE OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value
Metals & Mining 5.29%

Agnico-Eagle Mines Ltd. (Canada)(a)	48	$3,409
Carpenter Technology Corp.	47	1,584
IAMGOLD Corp. (Canada)(a)	135	2,391
Reliance Steel & Aluminum Co.	72	2,990

Total		10,374

Multi-Utilities 0.97%

Wisconsin Energy Corp.	33	1,907

Oil, Gas & Consumable Fuels 2.88%

Concho Resources, Inc.*	43	2,845
Petrohawk Energy Corp.*	65	1,049
Range Resources Corp.	46	1,754

Total		5,648

Pharmaceuticals 2.30%

Warner Chilcott plc Class A (Ireland)(a)	50	1,122
Watson Pharmaceuticals, Inc.*	80	3,385

Total		4,507

Professional Services 1.24%

Robert Half International, Inc.	35	910
TrueBlue, Inc.*	111	1,515

Total		2,425

Real Estate Investment Trusts 2.81%

DiamondRock Hospitality Co.*	148	1,405
Duke Realty Corp.	153	1,773
DuPont Fabros Technology, Inc.	44	1,107
Host Hotels & Resorts, Inc.	84	1,216

Total		5,501

Road & Rail 4.45%

Genesee & Wyoming, Inc. Class A*	45	1,953
Heartland Express, Inc.	149	2,216
Kansas City Southern*	66	2,469
Knight Transportation, Inc.	108	2,088

Total		8,726

Semiconductors & Semiconductor Equipment 2.53%

Cypress Semiconductor Corp.*	166	2,088
Lam Research Corp.*	44	1,842
Teradyne, Inc.*	92	1,025

Total		4,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC.-VALUE OPPORTUNITIES PORTFOLIO September 30, 2010

Investments	Shares	Value
Software 2.59%

Autodesk, Inc.*	42	$1,343
Nuance Communications, Inc.*	103	1,611
Rovi Corp.*	42	2,117

Total		5,071

Specialty Retail 2.38%

CarMax, Inc.*	30	836
Dress Barn, Inc. (The)*	25	594
Regis Corp.	169	3,233

Total		4,663

Textiles, Apparel & Luxury Goods 1.41%

Phillips-Van Heusen Corp.	46	2,767

Total Investments in Common Stocks 105.01% (cost $212,076)		205,872

Liabilities in Excess of Cash and Other Assets (5.01)%		(9,822)

Net Assets 100%		$196,050

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Capital Structure Portfolio (“Capital Structure” formerly, America’s Value Portfolio), Classic Stock Portfolio (“Classic Stock” formerly, Large-Cap Core Portfolio), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity” formerly, All Value Portfolio), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities” formerly, International Portfolio), Mid-Cap Value Portfolio (“Mid Cap Value”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act. Effective May 1, 2010, All Value Portfolio, America’s Value Portfolio, International Portfolio and Large Cap Core Portfolio changed their names to Fundamental Equity Portfolio (“Fundamental Equity”), Capital Structure Portfolio (“Capital Structure”), International Opportunities Portfolio (“International Opportunities”) and Classic Stock Portfolio (“Classic Stock”), respectively, as used herein. Developing Growth Portfolio and Value Opportunities Portfolio commenced operations on April 23, 2010 and became effective with the SEC and shares first became available to the public on May 1, 2010. International Core Equity Portfolio and Total Return Portfolio commenced operations on April 16, 2010 and became effective with the SEC and shares first became available to the public on May 1, 2010.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Capital Structure is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Value is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	When-Issued, Forward Transactions or To-be-announced “TBA” Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by each Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Floating Rate Loans-Bond Debenture, Capital Structure and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2010, the Funds had no unfunded loan commitments.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Notes to Schedule of Investments (unaudited)(continued)

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing each Fund’s investments carried at value:

	Bond Debenture				Capital Structure
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$2,927,596	$683,446	$—	$3,611,042	$62,455,653	$113,919	$—	$62,569,572
Convertible Bonds	—	51,345,025	—	51,345,025	—	9,987,734	—	9,987,734
Convertible Preferred Stocks	13,278,749	4,679,331	—	17,958,080	6,138,875	2,565,445	—	8,704,320
Floating Rate Loans	—	—	—	—	—	732,266	—	732,266
Foreign Common Stocks	—	—	—	—	4,646,615	—	—	4,646,615
Foreign Bond	—	575,292	—	575,292	—	—	—	—
Government Sponsored Enterprises Bonds	—	5,325,750	—	5,325,750	—	—	—	—
High Yield Corporate Bonds	—	421,673,902	—	421,673,902	—	29,720,430	—	29,720,430
Municipal Bonds	—	1,232,792	—	1,232,792	—	—	—	—
Non-Convertible Preferred Stocks	223,918	463,200	—	687,118	3,698	—	—	3,698
Warrants	18,216	40,064	—	58,280	7,001	6,672	—	13,673
Repurchase Agreement	—	20,248,078	—	20,248,078	—	555,164	—	555,164

Total	$16,448,479	$506,266,880	$—	$522,715,359	$73,251,842	$43,681,630	$—	$116,933,472

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(101,409)		—	(101,409)	(50,701)	—	—	(50,701)

Total	$(101,409)	$—	$—	$(101,409)	$(50,701)	$—	$—	$(50,701)

	Classic Stock				Developing Growth
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stocks	$30,729	$—	$—	$30,729	$217,958	$—	$—	$217,958
Repurchase Agreement	—	228	—	228	—	—	—	—

Total	$30,729	$228	$—	$30,957	$217,958	$—	$—	$217,958

Notes to Schedule of Investments (unaudited)(continued)

	Fundamental Equity				Growth and Income
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$124,568	$—	$—	$124,568	$1,037,239	$—	$—	$1,037,239
Repurchase Agreement	—	3,954	—	3,954	—	30,176	—	30,176

Total	$124,568	$3,954	$—	$128,522	$1,037,239	$30,176	$—	$1,067,415

	Growth Opportunities				International Core Equity
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stocks	$100,467	$—	$—	$100,467	$366,384	$—	$—	$366,384
Preferred Stocks	—	—	—	—	6,461	—	—	6,461
Repurchase Agreement	—	1,262	—	1,262	—	—	—	—

Total	$100,467	$1,262	$—	$101,729	$372,845	$—	$—	$372,845

	International Opportunities				Mid Cap Value
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$45,518	$—	$—	$45,518	$434,224	$—	$—	$434,224
Preferred Stocks	869	—	—	869	—	—	—	—
Repurchase Agreement	—	766	—	766	—	17,213	—	17,213

Total	$46,387	$766	$—	$47,153	$434,224	$17,213	$—	$451,437

	Total Return				Value Opportunities
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$84,941	$—	$84,941	$—	$—	$—	$—
Common Stocks	—	—	—	—	205,872	—	—	205,872
Corporate Bonds	—	655,615	—	655,615	—	—	—	—
Foreign Government Obligations	—	5,945	—	5,945	—	—	—	—
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	49,792	—	49,792	—	—	—	—
Government Sponsored Enterprises Pass-Throughs	—	286,391	—	286,391	—	—	—	—
Municipal Bonds	—	43,467	—	43,467	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	188,809	—	188,809	—	—	—	—
Pass-Through Agency	—	31,566	—	31,566	—	—	—	—
U.S. Treasury Obligations	—	349,293	—	349,293	—	—	—	—

Total	$—	$1,695,819	$—	$1,695,819	$205,872	$—	$—	$205,872

*	See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Balance as of January 1, 2010 (000)	Accrued Discounts/ Premiums (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation/ Depreciation (000)		Net Purchase (Sales) (000)	Net Transfers In or Out of Level 3 (000)	Balance as of June 30, 2010 (000)
Common Stock	$1	$—	$1	$—	*	$(2)	$—	$—

*	Amount is less than $1,000.

As of December 31, 2009, International Opportunities utilized adjusted valuations of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC, which resulted in Level 2 inputs for substantially all foreign securities. As of September 30, 2010, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded. Accordingly, the valuations of foreign securities as of September 30, 2010 were categorized as Level 1 inputs. During the period ended September 30, 2010, all foreign securities held by each Fund that were classified as Level 2 as of December 31, 2009 that remain in the portfolio as of September 30, 2010 were transferred from Level 2 to Level 1. As of December 31, 2009, the value of foreign securities included in Level 2 for the Fund was approximately $37,412,000.

(i)	Disclosures about Derivative Instruments and Hedging Activities-Bond Debenture and Capital Structure entered into U.S. Treasury futures contracts during the period ended September 30, 2010 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2010, Bond Debenture and Capital Structure held futures contracts with interest rate risk exposure with a cumulative unrealized depreciation of $101,409 and $50,701, respectively.

3. FEDERAL TAX INFORMATION

As of September 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Capital Structure	Classic Stock
Tax cost	$494,352,736	$109,388,563	$28,477,704

Gross unrealized gain	37,484,250	13,145,714	3,774,172
Gross unrealized loss	(9,121,627)	(5,600,805)	(1,294,527)

Net unrealized security gain	$28,362,623	$7,544,909	$2,479,645

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$200,723	$117,895,174	$1,011,464,899

Gross unrealized gain	25,542	13,251,779	79,525,598
Gross unrealized loss	(8,307)	(2,625,308)	(23,575,556)

Net unrealized security gain	$17,235	$10,626,471	$55,950,042

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$84,192,036	$351,828	$42,208,879

Gross unrealized gain	18,775,789	26,336	6,342,218
Gross unrealized loss	(1,238,310)	(5,319)	(1,397,743)

Net unrealized security gain	$17,537,479	$21,017	$4,944,475

Notes to Schedule of Investments (unaudited)(concluded)

	Mid Cap Value	Total Return	Value Opportunities
Tax cost	$393,055,077	$1,665,355	$212,076

Gross unrealized gain	62,697,333	31,549	5,949
Gross unrealized loss	(4,315,487)	(1,085)	(12,153)

Net unrealized security gain (loss)	$58,381,846	$30,464	$(6,204)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010